     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON May 2, 2005


                                                              FILE NO. 333-46593
                                                              FILE NO. 811-08663

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 11


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 12


                                   ----------

                      AMERICAN EQUITY LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                           AMERICAN EQUITY INVESTMENT
                             LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                         5000 WESTOWN PARKWAY, SUITE 440
                           WEST DES MOINES, IOWA 50266
                                 1-888-349-4650
          (Address and Telephone Number of Principal Executive Office)

                               DEBRA J. RICHARDSON
                         5000 WESTOWN PARKWAY, SUITE 440
                           WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

     / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;


     /X/ ON MAY 2, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485;


     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485;


     / / ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485.


     SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

================================================================================

                      AMERICAN EQUITY LIFE ANNUITY ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS

                                  May 2, 2005

American Equity Investment Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for growth of Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of American Equity Life Annuity Account (the "Account"), each of which invests in one of the following Investment
Options:


American Century Investments

   VP Ultra(R) Fund
   VP Vista(SM) Fund
Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth and Income Portfolio
   VIF International Equity Portfolio
Dreyfus Socially Responsible Growth Fund, Inc.
EquiTrust Variable Insurance Series Fund Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio
Franklin Templeton Variable Insurance Products Trust

   Franklin Small Cap Value Securities Fund--Class 2
   Franklin Small Mid-Cap Growth Securities Fund (formerly known as Franklin
    Small Cap Fund)--Class 2

   Franklin U.S. Government Fund--Class 2
   Mutual Shares Securities Fund--Class 2
   Templeton Growth Securities Fund--Class 2
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   NASDAQ-100 Index Portfolio
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Contracts issued on or after May 1, 2004.


Please note that the Contract and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
         OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By

                American Equity Investment Life Insurance Company
                         5000 Westown Parkway, Suite 440
                           West Des Moines, Iowa 50266
                                 1-888-349-4650

TABLE OF CONTENTS


                                                                                      PAGE
                                                                                   ----------
DEFINITIONS                                                                                 3
FEE TABLES                                                                                  5
SUMMARY OF THE CONTRACT                                                                    11
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                                13
        American Equity Investment Life Insurance Company                                  13
        American Equity Life Annuity Account                                               13
        Investment Options                                                                 14
        Addition, Deletion or Substitution of Investments                                  19
DESCRIPTION OF ANNUITY CONTRACT                                                            20
        Issuance of a Contract                                                             20
        Premiums                                                                           20
        Free-Look Period                                                                   20
        Allocation of Premiums                                                             21
        Variable Accumulated Value                                                         21
        Transfer Privilege                                                                 22
        Partial Withdrawals and Surrenders                                                 25
        Transfer and Withdrawal Options                                                    26
        Death Benefit Before the Retirement Date                                           28
        Death Benefit After the Retirement Date                                            30
        Proceeds on the Retirement Date                                                    30
        Payments                                                                           31
        Modification                                                                       31
        Reports to Owners                                                                  31
        Inquiries                                                                          31
        Change of Address                                                                  32
THE DECLARED INTEREST OPTION                                                               32
        Minimum Guaranteed and Current Interest Rates                                      32
        Transfers From Declared Interest Option                                            33
CHARGES AND DEDUCTIONS                                                                     33
        Surrender Charge (Contingent Deferred Sales Charge)                                33
        Annual Administrative Charge                                                       34
        Transfer Processing Fee                                                            34
        Mortality and Expense Risk Charge                                                  34
        Investment Option Expenses                                                         35
        Premium Taxes                                                                      35
        Other Taxes                                                                        35
PAYMENT OPTIONS                                                                            35
        Description of Payment Options                                                     36
        Election of Payment Options and Annuity Payments                                   36
YIELDS AND TOTAL RETURNS                                                                   39
FEDERAL TAX MATTERS                                                                        41
        Introduction                                                                       41
        Tax Status of the Contract                                                         41
        Taxation of Annuities                                                              42
        Transfers, Assignments or Exchanges of a Contract                                  44
        Withholding                                                                        44
        Multiple Contracts                                                                 44
        Taxation of Qualified Contracts                                                    45

                                                                                      PAGE
                                                                                   ----------
        Possible Charge for the Company's Taxes                                            47
        Other Tax Consequences                                                             47
DISTRIBUTION OF THE CONTRACTS                                                              48
LEGAL PROCEEDINGS                                                                          48
VOTING RIGHTS                                                                              49
ADMINISTRATIVE SERVICES AGREEMENT                                                          49
FINANCIAL STATEMENTS                                                                       49
CALCULATING VARIABLE ANNUITY PAYMENTS                                              Appendix A
CONDENSED FINANCIAL INFORMATION                                                    Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                                 SAI-TOC


             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: American Equity Life Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ADMINISTRATIVE OFFICE: The administrative office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person(s) to whom the Company pays the proceeds on the death of the Owner/Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): American Equity Investment Life Insurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Administrative Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a)  a certified copy of the death certificate;

     (b)  a certified copy of a court decree reciting a finding of death;

     (c)  the Beneficiary's statement of election;

     (d)  a copy of the Beneficiary's Form W-9; or

     (e)  any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company in or unit investment trust which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Administrative Office.

FEE TABLES


     The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.


                                                                           GUARANTEED
OWNER TRANSACTION EXPENSES                                               MAXIMUM CHARGE    CURRENT CHARGE
---------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount
withdrawn or surrendered)(1)                                                        8.5%              8.5%

Transfer Processing Fee(2)                                               $           25    $           25

(1) The surrender charge is only assessed during the first nine Contract Years. The surrender charge declines to 0% in the tenth Contract Year. In each Contract Year after the first Contract Year, you may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $25 for the thirteenth and each subsequent transfer during a Contract Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                                           GUARANTEED
PERIODIC CHARGES                                                         MAXIMUM CHARGE    CURRENT CHARGE
---------------------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                                          $           45    $           45

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

  Mortality and Expense Risk Charge                                                1.40%             1.40%

  Total Separate Account Annual Expenses                                           1.40%             1.40%

(3) We currently deduct an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

     The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

EXPENSE INFORMATION TO BE UPDATED BY AMENDMENT.

                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)


                                                                                         MINIMUM     MAXIMUM
------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                    0.30%       1.25%

Total Annual Investment Option Operating Expenses After Contractual Fee
Waiver or Reimbursement(5)                                                                  0.30%       1.25%



(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, Annual Investment Option operating expenses would have been:



                                                                                         MINIMUM     MAXIMUM
------------------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                                    0.30%       1.15%



(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Four Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                               TOTAL EXPENSES
                                                                   (BEFORE         TOTAL AMOUNT       TOTAL EXPENSES
                                                                 CONTRACTUAL      OF CONTRACTUAL    (AFTER CONTRACTUAL
                           ADVISORY     OTHER        12b-1     FEE WAIVERS AND    FEE WAIVER OR       FEE WAIVERS AND
INVESTMENT OPTION            FEE       EXPENSES       FEE      REIMBURSEMENTS)    REIMBURSEMENT       REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------------
American Century Investments

  VP Ultra(R) Fund             1.00%       0.00%       0.00%              1.00%             0.00%                 1.00%(1)

  VP Vista Fund                1.00%       0.00%       0.00%              1.00%             0.00%                 1.00%(1)

Dreyfus

  VIF Appreciation
  Portfolio--Initial
  Share Class                  0.75%       0.04%       0.00%              0.79%             0.00%                 0.79%

  VIF Developing
  Leaders
  Portfolio--Initial
  Share Class                  0.75%       0.04%       0.00%              0.79%             0.00%                 0.79%

  VIF Disciplined
  Stock
  Portfolio--Initial
  Share Class                  0.75%       0.10%       0.00%              0.85%             0.00%                 0.85%

  VIF Growth and
  Income
  Portfolio--Initial
  Share Class                  0.75%       0.07%       0.00%              0.82%             0.00%                 0.82%

  VIF
  International
  Equity
  Portfolio--Initial
  Share Class                  0.75%       0.29%       0.00%              1.04%             0.00%                 1.04%

  Dreyfus Socially
  Responsible
  Growth Fund,
  Inc.--Service
  Share Class                  0.75%       0.06%       0.25%              1.06%             0.00%                 1.06%

EquiTrust Variable Insurance Series Fund

  Blue Chip
  Portfolio                    0.20%       0.10%       0.00%              0.30%             0.00%                 0.30%

  High Grade
  Bond Portfolio               0.30%       0.15%       0.00%              0.45%             0.00%                 0.45%

  Managed
  Portfolio                    0.45%       0.11%       0.00%              0.56%             0.00%                 0.56%

  Money Market
  Portfolio                    0.25%       0.31%       0.00%              0.56%             0.00%                 0.56%

  Strategic Yield
  Portfolio                    0.45%       0.14%       0.00%              0.59%             0.00%                 0.59%

  Value Growth
  Portfolio                    0.45%       0.13%       0.00%              0.58%             0.00%                 0.58%

                                                               TOTAL EXPENSES
                                                                   (BEFORE         TOTAL AMOUNT       TOTAL EXPENSES
                                                                 CONTRACTUAL      OF CONTRACTUAL    (AFTER CONTRACTUAL
                           ADVISORY     OTHER        12b-1     FEE WAIVERS AND    FEE WAIVER OR       FEE WAIVERS AND
INVESTMENT OPTION            FEE       EXPENSES       FEE      REIMBURSEMENTS)    REIMBURSEMENT       REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton

  Franklin Small
  Cap Value
  Securities Fund--
  Class 2                      0.53%       0.18%       0.25%              0.96%             0.04%                 0.92%(2)(3)

  Franklin Small
  Mid-Cap Growth
  Securities
  Fund--Class 2                0.48%       0.29%       0.25%              1.02%             0.03%                 0.99%(3)(4)

  Franklin U.S.
  Government
  Fund--Class 2                0.49%       0.05%       0.25%              0.79%             0.00%                 0.79%(2)(3)

  Mutual Shares
  Securities
  Fund--Class 2                0.60%       0.15%       0.25%              1.00%             0.00%                 1.00%(3)

  Templeton
  Growth Securities
  Fund--Class 2                0.79%       0.07%       0.25%              1.11%             0.00%                 1.11%(2)(3)

J.P. Morgan Series Trust II

  JPMorgan Mid
  Cap Value Portfolio          0.70%       0.55%       0.00%              1.25%             0.00%                 1.25%(5)

  JPMorgan Small
  Company Portfolio            0.60%       0.55%       0.00%              1.15%             0.00%                 1.15%(5)

Summit Pinnacle Series

  NASDAQ-100
  Index Portfolio              0.35%       0.44%       0.00%              0.79%             0.14%                 0.65%(6)

  Russell 2000(R) Small
  Cap Index Portfolio          0.35%       0.41%       0.00%              0.76%             0.01%                 0.75%(6)

  S&P MidCap 400
  Index Portfolio              0.30%       0.26%       0.00%              0.56%             0.00%                 0.56%

T. Rowe Price Equity Series, Inc.

  Equity Income
  Portfolio                    0.85%       0.00%       0.00%              0.85%             0.00%                 0.85%(7)

  Mid-Cap
  Growth Portfolio             0.85%       0.00%       0.00%              0.85%             0.00%                 0.85%(7)

  New America
  Growth Portfolio             0.85%       0.00%       0.00%              0.85%             0.00%                 0.85%(7)

  Personal Strategy
  Balanced Portfolio           0.90%       0.00%       0.00%              0.90%             0.00%                 0.90%(7)(8)

T. Rowe Price International Series, Inc.

  International Stock
  Portfolio                    1.05%       0.00%       0.00%              1.05%             0.00%                 1.05%(7)



(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase. Please consult the Fund's prospectus for more details about the Fund's management fees. Information regarding other expenses, which include the fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund's prospectus.

(2) The Fund administration fee is paid indirectly through the management fee.

(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate of 0.25% per year.

(4) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money
Fund). This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(5) Reflects a written agreement pursuant to which the Portfolio's administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2006 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

(6) The Fund's adviser has agreed to limit total expenses to the extent they exceed 0.65% of the NASDAQ-100 Index Portfolio and 0.75% of the Russell 2000 Small Cap Index Portfolio. This expense limit may not be changed without approval of the Portfolio's shareholders.

(7) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(8) The Portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.87%.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------------------------------------------
                    $  1,054  $   1,555  $   2,076  $    3,012



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one year annuity payment period(1):



                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------------------------------------------
                    $  1,090  $   1,582  $   2,093  $    3,012


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:


                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------------------------------------------
                    $    271  $     832  $   1,420  $    3,012


     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Contract at the end of the applicable time period:


                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------------------------------------------
                    $    966  $   1,288  $   1,626  $    2,041



     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one year annuity payment period(1):



                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------------------------------------------
                    $  1,002  $   1,316  $   1,643  $    2,041


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7 or a variable annuity payment option:


                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                    ------------------------------------------
                    $    176  $     545  $     939  $    2,041



     (1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.


CONDENSED FINANCIAL INFORMATION

          Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with a maximum issue age of 90 for Owners on the Contract Date (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

          - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

          - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and/or decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 20 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date the Company receives the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

          - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

          - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

          - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

          - The Company waives fees for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDERS"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")


     DEATH BENEFIT. We will pay a death benefit if the Owner dies prior to the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT").


CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first nine Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). We deduct this charge from the amount surrendered.

               CONTRACT YEAR IN WHICH   CHARGE AS A PERCENTAGE OF
                  WITHDRAWAL OCCURS         AMOUNT WITHDRAWN
               --------------------------------------------------
                          1                       8.5%
                          2                         8
                          3                       7.5
                          4                         7
                          5                       6.5
                          6                         6
                          7                         5
                          8                         3
                          9                         1
                    10 and after                    0

     In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken. (See "CHARGES AND DEDUCTIONS---Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). We currently waive this charge:


          - on the Contract Date with an initial premium payment of $50,000 or greater, or

          - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.


     We may terminate this waiver at any time.


     TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.

ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

          -    under a payment option, or

          -    in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

AMERICAN EQUITY INVESTMENT LIFE INSURANCE COMPANY


     The Company was incorporated on December 19, 1980 in the State of Iowa and is principally engaged as a full-service underwriter of annuity and insurance products. We market these products through a network of over 47,000 independent agents in the states of Alabama, Alaska, Arizona, Arkansas, California, Colorado, Delaware, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin, Wyoming and the District of Columbia.


AMERICAN EQUITY LIFE ANNUITY ACCOUNT

     On January 12, 1998, we established the Account pursuant to the laws of the State of Iowa. The Account:

          -    will receive and invest premiums paid to it under the Contract;

          - will receive and invest premiums for other variable annuity contracts we issue;

          - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS


     There are currently 30 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Options. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

     The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY INVESTMENTS. American Century Investment Management, Inc. is the investment adviser to the Funds.



PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                             -    This Fund seeks long-term capital growth. The Fund
                                                  pursues this objective by investing in common
                                                  stocks of large companies with earnings and
                                                  revenue that are not only growing, but growing at
                                                  a successively faster, or accelerating pace.

VP Vista(R) Fund                             -    This Fund seeks long-term capital growth. The Fund
                                                  pursues this objective by investing in common
                                                  stocks of medium-sized and smaller companies which
                                                  will increase in value over time.


DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.


PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:            -    This Portfolio seeks long-term capital growth
Appreciation Portfolio--Initial                   consistent with preservation of capital. Its
Share Class                                       secondary goal is current income. To pursue these
                                                  goals, the Portfolio normally invests at least 80%
                                                  of its assets in common stocks. The Portfolio
                                                  focuses on "blue chip" companies with total market
                                                  capitalizations of more than $5 billion at the
                                                  time of purchase, including multinational
                                                  companies.

PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:            -    This Portfolio seeks capital growth. To pursue
Developing Leaders                                this goal, the Portfolio normally invests at least
Portfolio--Initial Share Class                    80% of its assets in the stocks of companies the
                                                  adviser believes to be developing leaders:
                                                  companies characterized by new or innovative
                                                  products, services or processes having the
                                                  potential to enhance earnings or revenue growth.
                                                  Based on current market conditions, the Portfolio
                                                  primarily invests in small companies with market
                                                  capitalizations of less than $2 billion at the
                                                  time of purchase.

Dreyfus Variable Investment Fund:            -    This Portfolio seeks investment returns
Disciplined Stock Portfolio--Initial              (consisting of capital appreciation and income)
Share Class                                       that are consistently superior to the Standard &
                                                  Poor's 500 Composite Stock Price Index (S&P 500).
                                                  To pursue this goal, the Portfolio normally
                                                  invests at least 80% of its assets in stocks. The
                                                  Portfolio focuses on stocks of large-cap
                                                  companies.

Dreyfus Variable Investment Fund:            -    This Portfolio seeks to provide long-term capital
Growth and Income Portfolio--Initial              growth, current income and growth of income,
Share Class                                       consistent with reasonable investment risk. To
                                                  pursue this goal, the Portfolio invests primarily
                                                  in stocks, domestic and foreign issuers.

Dreyfus Variable Investment Fund:            -    This Portfolio seeks capital growth. To pursue
International Equity                              this goal, the Portfolio invests primarily in
Portfolio--Initial Share Class                    growth stocks of foreign companies. Normally, the
                                                  Portfolio invests at least 80% of its assets in
                                                  stocks, including common stocks and convertible
                                                  securities, including those issued in initial
                                                  public offerings.

Dreyfus Socially Responsible Growth          -    This Fund seeks to provide capital growth; current
Fund, Inc.--Service Share Class                   income is a secondary goal. This Fund normally
                                                  invests at least 80% of its assets in the common
                                                  stocks of companies that meet, in the opinion of
                                                  fund management, traditional investment standards
                                                  and conduct their business in a manner that
                                                  contributes to the enhancement of the quality of
                                                  life in America.


EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Blue Chip Portfolio                          -    This Portfolio seeks growth of capital and income.
                                                  The Portfolio pursues this objective by investing
                                                  at least 80% of its assets in equity securities of
                                                  well-capitalized, established companies.

High Grade Bond Portfolio                    -    This Portfolio seeks as high a level of current
                                                  income as is consistent with an investment in a
                                                  diversified portfolio of high grade income-bearing
                                                  debt securities. The Portfolio will pursue this
                                                  objective by investing at least 80% of its net
                                                  assets in debt securities rated AAA, AA or A by
                                                  Standard & Poor's or Aaa, Aa or A by Moody's
                                                  Investors Service, Inc. and in securities issued
                                                  or guaranteed by the United States government or
                                                  its agencies or instrumentalities.

PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Managed Portfolio                            -    This Portfolio seeks the highest level of total
                                                  return through income and capital appreciation.
                                                  The Portfolio pursues this objective through a
                                                  fully managed investment policy consisting of
                                                  investment in the following three market sectors:
                                                  (i) common stocks and other equity securities;
                                                  (ii) high grade debt securities and preferred
                                                  stocks of the type in which the High Grade Bond
                                                  Portfolio may invest; and (iii) money market
                                                  instruments of the type in which the Money Market
                                                  Portfolio may invest.

Money Market Portfolio                       -    This Portfolio seeks maximum current income
                                                  consistent with liquidity and stability of
                                                  principal. The Portfolio will pursue this
                                                  objective by investing in high quality short-term
                                                  money market instruments. AN INVESTMENT IN THE
                                                  MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR
                                                  GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
                                                  CORPORATION OR ANY GOVERNMENT AGENCY. THERE CAN BE
                                                  NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO
                                                  MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                                                  SHARE. DURING EXTENDED PERIODS OF LOW INTEREST
                                                  RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY
                                                  ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Strategic Yield Portfolio                    -    This Portfolio seeks as a primary objective, as
                                                  high a level of current income as is consistent
                                                  with investment in a diversified portfolio of
                                                  lower-rated, higher-yielding income-bearing
                                                  securities. As a secondary objective, the
                                                  Portfolio seeks capital appreciation when
                                                  consistent with its primary objective. The
                                                  Portfolio pursues these objectives by investing
                                                  primarily in debt and income-bearing securities
                                                  rated Baa or lower by Moody's Investors Service,
                                                  Inc. and/or BBB or lower by Standard & Poor's, or
                                                  in unrated securities of comparable quality (i.e.,
                                                  junk bonds). AN INVESTMENT IN THIS PORTFOLIO MAY
                                                  ENTAIL GREATER THAN ORDINARY FINANCIAL RISK. (See
                                                  the Fund prospectus "HIGHER RISK SECURITIES AND
                                                  INVESTMENT STRATEGIES--Lower-Rated Debt
                                                  Securities.")

Value Growth Portfolio                       -    This Portfolio seeks long-term capital
                                                  appreciation. The Portfolio pursues this objective
                                                  by investing primarily in equity securities of
                                                  companies that the investment adviser believes
                                                  have a potential to earn a high return on capital
                                                  and/or in equity securities that the investment
                                                  adviser believes are undervalued by the
                                                  marketplace. Such equity securities may include
                                                  common stock, preferred stock and securities
                                                  convertible or exchangeable into common stock.



FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Franklin Small Cap Value                     -    This Fund seeks long-term total return. The Fund
Securities Fund                                   normally invests at least 80% of its net assets in
                                                  investments of small capitalization companies, and
                                                  invests primarily to predominantly in equity
                                                  securities. For this Fund, small cap companies are
                                                  those with market capitalization values not
                                                  exceeding $2.5 billion at the time of purchase.

PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Franklin Small Mid-Cap Growth                -    This Fund seeks long-term capital growth. The Fund
Securities Fund (formerly known as                normally invests at least 80% of its net assets in
Franklin Small Cap Fund)                          investments of small capitalization (small-cap)
                                                  companies. For this Fund, small-cap companies are
                                                  those with market capitalization values not
                                                  exceeding $1.5 billion or the highest market
                                                  capitalization value in the Russell 2000(R) Index,
                                                  whichever is greater, at the time of purchase; and
                                                  mid-cap companies are those with market capitalization
                                                  values not exceeding $8.5 billion, at the time of
                                                  purchase.

Franklin U.S. Government Fund                -    This Fund seeks income. The Fund normally invests
                                                  at least 80% of its net assets in U.S. government
                                                  securities, primarily fixed and variable rate
                                                  mortgage-backed securities.

Mutual Shares Securities Fund                -    This Fund seeks capital appreciation with income
                                                  as a secondary goal. The Fund normally invests
                                                  mainly in U.S. equity securities, and
                                                  substantially in undervalued stocks, risk
                                                  arbitrage securities and distressed companies.

Templeton Growth Securities Fund             -    This Fund seeks long-term capital growth. The Fund
                                                  normally invests mainly in equity securities of
                                                  companies located anywhere in the world, including
                                                  those in the U.S. and in emerging markets.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio             -    The Portfolio seeks growth from capital
                                                  appreciation by investing at least 80% of its
                                                  Assets in equity securities of mid-cap companies.
                                                  "Assets" means net assets, plus the amount of
                                                  borrowings for investment purposes. Mid-cap
                                                  companies are companies with market
                                                  capitalizations between $1 billion to $20 billion
                                                  at the time of purchase.

JPMorgan Small Company Portfolio             -    This Portfolio seeks to provide high total return
                                                  from a portfolio of small company stocks. Under
                                                  normal circumstances, the Portfolio invests at
                                                  least 80% of its Assets in equity investments of
                                                  small-cap companies. "Assets" means net assets,
                                                  plus the amount of borrowings for investment
                                                  purposes. Small-cap companies are companies with
                                                  market capitalizations similar to those within the
                                                  universe of the Russell 2000(R) Index at the time
                                                  of purchase.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
NASDAQ-100 Index Portfolio                   -    This Portfolio seeks investment results that
                                                  correspond to the investment performance of U.S.
                                                  common stocks, as represented by the NASDAQ-100
                                                  Index. The Portfolio will attempt to achieve, in
                                                  both rising and falling markets, a correlation of
                                                  at least 95% between the total return of its net
                                                  assets before expenses and the total return of the
                                                  NASDAQ-100 Index.

PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Russell 2000 Small Cap Index                 -    This Portfolio seeks investment results that
Portfolio                                         correspond to the investment performance of U.S.
                                                  common stocks, as represented by the Russell 2000
                                                  Index. The Portfolio will attempt to achieve, in
                                                  both rising and falling markets, a correlation of
                                                  at least 95% between the total return of its net
                                                  assets before expenses and the total return of the
                                                  Russell 2000 Index.

S&P MidCap 400 Index Portfolio               -    This Portfolio seeks investment results that
                                                  correspond to the total return performance of U.S.
                                                  common stocks, as represented by the S&P MidCap
                                                  400 Index. The Portfolio will attempt to achieve,
                                                  in both rising and falling markets, a correlation
                                                  of at least 95% between the total return of its
                                                  net assets before expenses and the total return of
                                                  the S&P MidCap 400 Index.


T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
Equity Income Portfolio                      -    This Portfolio seeks to provide substantial
                                                  dividend income and long-term capital appreciation
                                                  by investing primarily in dividend-paying common
                                                  stocks of established companies considered by the
                                                  adviser to have favorable prospects for both
                                                  increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*                    -    This Portfolio seeks to provide long-term capital
                                                  appreciation by investing primarily in mid-cap
                                                  stocks with the potential for above-average
                                                  earnings growth. The investment adviser defines
                                                  mid-cap companies as those whose market
                                                  capitalization falls within the range of companies
                                                  in either the Standard & Poor's Mid-Cap 400 Index
                                                  or the Russell Mid-Cap Growth Index.

                                                  * THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS
                                                  NOT AVAILABLE AS AN INVESTMENT OPTION FOR
                                                  CONTRACTS ISSUED ON OR AFTER MAY 1, 2004.

New America Growth Portfolio                 -    This Portfolio seeks to provide long-term growth
                                                  of capital by investing primarily in the common
                                                  stocks of companies operating in sectors the
                                                  investment adviser believes will be the fastest
                                                  growing in the U.S. Fast-growing companies can be
                                                  found across an array of industries in today's
                                                  "new America".

Personal Strategy Balanced                   -    This Portfolio seeks the highest total return over
Portfolio                                         time consistent with an emphasis on both capital
                                                  appreciation and income. The Portfolio pursues its
                                                  objective by investing in a diversified portfolio
                                                  typically consisting of approximately 60% stocks,
                                                  30% bonds and 10% money market securities.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.


PORTFOLIO                                    INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
-----------------------------------------------------------------------------------------------------
International Stock Portfolio                -    This Portfolio seeks to provide capital
                                                  appreciation through investments primarily in
                                                  common stocks of established companies based
                                                  outside the United States.

     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, American Equity Capital, Inc., the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

          - operate the Account as a management investment company under the 1940 Act,

          - deregister the Account under that Act in the event such registration is no longer required, or

          -    combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT


     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company or a registered representative of a broker-dealer having a selling agreement with American Equity Capital, Inc. the distributor and principal underwriter of the Contracts. Your Contract Date will be the date the properly completed application is received at our Administrative Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sell Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Certificate; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We do apply a maximum age of 90 for owners on the Contract Date.


     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Office on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000 for Qualified Contracts and $5,000 for Non-Qualified Contracts. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.

     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Administrative Office.

     If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 20 days after you receive it. (Certain states may provide for a 30 day free-look period in a replacement situation.) If you return the Contract, it will become void and you will receive the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date we receive the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

     Upon receipt at our Administrative Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Administrative Office before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

          - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract date. We will also allocate any additional premium received during this 10-day period to the Money Market Subaccount.

          - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


          - We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Administrative Office, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.


          - You may change your allocation instructions at any time by sending Written Notice to our Administrative Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

          - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

          -    any premiums paid, and

          - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

          -    any amounts withdrawn,

          -    applicable charges assessed, and

          - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

          (a) is the net result of:

               1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

               2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

               3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

               4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

               5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

          (b) is the number of units outstanding at the end of the preceding Valuation Period.

TRANSFER PRIVILEGE

     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Administrative Office.

          - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

          - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

          - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

               We process transfers at the unit values next determined after we receive your request at our Administrative Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsmile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

          - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") However, if your Contract was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. Call 1-888-349-4650 to make a telephone transfer. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

     CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Administrative Office.

     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

     If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all

     Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

     If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. The restrictions that we would impose would be to discontinue your telephone transfer priviledges and to require you to make all transfer requests in writing through the U.S. Postal Service.

     Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

     We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

     Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

PARTIAL WITHDRAWALS AND SURRENDERS

     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

          -    The minimum amount which you may partially withdraw is $500.

          - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Administrative Office. This means that if we receive your written request for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written request for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

     You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Office.


     Should your partial withdrawal result in a full surrender of you Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original written request at our Administrative Office.


     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Administrative Office. This means that if we receive your written request to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. central time that Business Day.

     If we receive your written request to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Contract as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Net Accumulated Value distributed to you as follows:

          -    under a payment option, or

          -    in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

          - Facsimile requests must be directed to 1-515-226-6870 at our Administrative Office. We are not liable for the timely processing of any misrouted facsimile request.

          - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

          - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

          - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Administrative Office. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

          - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

          - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

               CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Administrative Office. We are not liable for any processing delays related to a failure of the telephone system.

          - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to the Administrative Office. The options selected will remain in effect until we receive a written termination request from you at the Administrative Office.


     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Certificate's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

          - Under the asset rebalancing program the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.


          - This feature is free and is not considered in the twelve free transfers during a Contract Year.


          - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

          -    The minimum amount of each transfer is $100.

          - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the
               T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

          - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

          - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Administrative Office.

          - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

          - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

          - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

          - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

          -    The minimum amount which you may withdraw is $100.

          - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

          - In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

          - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

          - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

          - You may change the amount and frequency upon written request to our Administrative Office.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

     DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)

     The surviving Owners or new Owners are afforded the following options:

          1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

          2. If the surviving Owner or the new Owner is not the spouse of the deceased Owner:


                    - he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

                    - he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Owner, or over a period that does not exceed the life expectancy of the Owner.


     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.


     In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.


     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

          -    the Accumulated Value; or

          -    the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We will calculate the PEDB amount:
     (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

     We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the oldest Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     If the Annuitant's age on the Contract Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

          -    the Accumulated Value.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

            (a) is the death benefit immediately prior to withdrawal;

            (b) is the amount of the partial withdrawal (including applicable surrender charges); and

            (c) is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

          - payments under the option begin within 1 year of the Annuitant's death, and

          - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

     Other rules may apply to a Qualified Contract.


     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) There is no charge for this rider.


     If the Annuitant's age on the Contract Date is less than 76, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

            (a) is the Accumulated Value; and

            (b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                              TOTAL
                            PREMIUMS    ACCUMULATED                                 INCREMENTAL
               DATE           PAID         VALUE         GAIN      DEATH BENEFIT   DEATH BENEFIT
               ----------   ---------   -----------   ----------   -------------   -------------
               5/1/2006     $ 100,000    $ 100,000    $       0      $ 100,000       $      0
               5/1/2026     $ 100,000    $ 450,000    $ 350,000      $ 450,000       $ 50,000



     If we receive Due Proof of Death on May 1, 2026, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.


DEATH BENEFIT AFTER THE RETIREMENT DATE

     If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.


     If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.


PROCEEDS ON THE RETIREMENT DATE


     You select the Retirement Date. There is no minimum age required for the Annuitant to establish a Retirement Date. However, for Non-Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 95 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date may be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.


     On the Retirement Date, we will apply the proceeds under a life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

     You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


          - we must receive Written Notice at the Administrative Office at least 30 days before the current Retirement Date;


          - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

          - the requested Retirement Date must be no later than the Annuitant's 70th birthday for Qualified Contracts or age 95 for Non-Qualified Contracts, or any earlier date required by law.

PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Administrative Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

          - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

          - the SEC permits by an order the postponement for the protection of Owners; or

          - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

MODIFICATION

     You may modify your Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

          - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

          - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

          -    necessary to reflect a change in the operation of the Account; or

          - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Administrative Office if you have any questions regarding your Contract.

CHANGE OF ADDRESS

     We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN ALL STATES. A REGISTERED REPRESENTATIVE CAN PROVIDE INFORMATION ON THE AVAILABILITY OF THIS INVESTMENT OPTION.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

          - amounts allocated and transferred to the Declared Interest Option, plus

          -    interest credited, less

          -    amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first nine Contract Years.

                  CONTRACT YEAR IN WHICH     CHARGE AS PERCENTAGE
                    WITHDRAWAL OCCURS        OF AMOUNT WITHDRAWAL
                  -----------------------------------------------
                             1                      8.5%
                             2                        8
                             3                      7.5
                             4                        7
                             5                      6.5
                             6                        6
                             7                        5
                             8                        3
                             9                        1
                       10 and after                   0

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

     If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.


     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year after the first Contract Year, you may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Contract Anniversary without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken during the Contract Year.

     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive payment option 1 or a life contingent payment option. If you select fixed annuity payments under payment options 2 or 4, we assess a surrender charge by adding 1/2 the number of years for which payments will be made to the number of Contract Years since your Contract inception and applying this sum in the Table of Surrender Charges.


     WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Policy Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. (The waiver for terminal illness or nursing home stay is only available for Annuitants with an issue age of 76 or below.) We must receive Written Notice, before the Retirement Date, at our Administrative Office in order to activate this waiver.


ANNUAL ADMINISTRATIVE CHARGE

     We apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge:


          - on the Contract Date with an initial premium payment of $50,000 or greater, or

          - if your Accumulated Value is $50,000 or greater on your most recent Contract Anniversary.


     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS

     The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a supplemental agreement to be issued for the payment option. The supplemental agreement will show the rights and benefits of the payee(s) under the payment option selected.

     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments (available under all payment options), variable annuity payments (available under options 3 and 7 only), or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.


     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.


DESCRIPTION OF PAYMENT OPTIONS

     OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

     OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

     OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

     OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

     OPTION 6--JOINT AND ONE-HALF TO SURVIVING SPOUSE. The proceeds are paid in equal monthly installments while two payees live. When the principal payee dies, the payment to the surviving spouse is reduced by 50%. If the spouse of the principal payee dies first, the payment to the principal payee is not reduced.

     OPTION 7--JOINT AND 100% TO SURVIVOR MONTHLY LIFE INCOME OPTION. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.


     Payment options 1, 2 and 4 will not satisfy the minimum required distribution rules for Qualified Contracts. Please consult your tax adviser for further guidance.


     Alternate Payment Options.

     The Company may make available alternative payment options.

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.


     We will initiate an election, revocation or change of a payment option upon receipt of your Written Notice at our Administrative Office.


     We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

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     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:


          -    the form and duration of the payment option chosen,

          -    the payee's age and sex,


          - the amount of proceeds applied to purchase the fixed annuity payments, and


          -    the applicable annuity purchase rate.


     We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.


     We reserve the right to refuse the election of a payment option and to make a lump sum payment to the payee if:

          -    the total proceeds would be less than $2,000;

          -    the amount of each payment would be less than $20; or

          - the payee is an assignee, estate, trustee, partnership, corporation or association.

     Under Option 1, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.


     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options 3 and 7. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate in the Contract for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:


          -    the dollar amount of proceeds being applied to a payment option,

          -    the payment option selected,

          -    the age and sex of the Annuitants, and


          - the assumed interest rate used in the variable payment option tables (5% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is an transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

            (a) is the annuity unit value for the immediately preceding Valuation Period;

            (b) is the net investment factor for that Valuation Period (described below); and

            (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 5% per year. The daily assumed interest factor derived from an assumed interest rate of 5% per year is 0.9998663.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

          (x) is the net result of:

             1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

             2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

             3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

             4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount;

          (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

          (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     For variable annuity payments, we reserve the right to:


          - refuse the election of a payment option if total proceeds are less than $5,000;

          -    refuse to make payments of less than $50 each; or

          - make payments at less frequent intervals if payments will be less than $50 each.


     VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.


     VARIABLE PAYMENT OPTIONS--SURRENDERS. Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.


     The commuted value is the present value of the remaining stream of payments, in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your written request to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your written request to surrender at or after 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

     We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten- year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

     Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.


     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

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FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a) 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:


          - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

          -    receiving distributions from a Qualified Contract

     in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

          - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

          - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

          - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

          - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

          -    the Contract is issued in connection with certain Qualified
               Plans;

          - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

          - the Contract is used in connection with a structured settlement agreement; or

          - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

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     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the
     Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

          - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

          - if distributed under a payment option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

          -    made on or after the taxpayer reaches age 59 1/2;

          - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

          -    attributable to the taxpayer becoming disabled;

          - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

          - made under certain annuities issued in connection with structured settlement agreements;

          - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

          - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

     Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

          -    a transfer of ownership of a Contract,

          - the designation of an Annuitant, payee or other Beneficiary who is not also the owner,

          -    the selection of certain Retirement Dates, or

          -    the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.

     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits;

          - distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified commencement and minimum distribution rules; and

          -    other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age
     70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.


     If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Please consult your tax adviser.


     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.


     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code, for the year, or 100% of the amount of compensation includible in the Owner's gross income, for the year, and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


     The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

          -    before age 59 1/2 (subject to certain exceptions), or

          - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          - elective contributions made in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

          -    death of the employee,

          -    attainment of age 59 1/2,


          -    severance from employment,


          -    disability, or

          -    financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES


     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.


     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.


     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In REV. Rul.2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, American Equity Capital, Inc. for the distribution and sale of the Contracts. American Equity Capital, Inc. enters into selling agreements with other broker-dealers ("selling firms") for the sale of the Contracts.


     American Equity Capital, Inc. receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Dreyfus Socially Responsible Growth Fund; Franklin Small Cap Value Securities Fund, Franklin Small Mid-Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. American Equity Capital, Inc. may pay part or all of such compensation to selling firms.


     We pay commissions to American Equity Capital, Inc. for the sale of the Contracts by selling firms. The maximum commissions payable for Contract sales will be 9% of the premiums paid under a Contract during the first Contract Year, 4% of the premiums paid in the second through ninth Contract Years and 2% of the premiums paid in the tenth and subsequent Contract Years. We may also pay selling firms amounts for expenses incurred by them. The payment of these distribution expenses does not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."


     Under the distribution agreement with American Equity Capital, Inc., we pay the following sales expenses: distribution expenses such as production incentive bonuses (to registered representatives and their managers), agent's insurance and pension benefits, agency expense allowances, advertising expenses and all other expenses of distributing the Contracts. We also pay for American Equity Capital, Inc. operating and other expenses.


     A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Contract.

     Under the Public Disclosure Program, NASD, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

     The Company is occasionally involved in litigation, both as a defendant and as a plaintiff. In addition, state regulatory bodies, such as state insurance departments, the Securities and Exchange Commission, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning the Company's compliance with, among other things, insurance laws, securities laws, the Employee Retirement Income Security Act of 1974, as amended and laws governing the activities of broker-dealers.

     Companies in the life and annuity business have faced litigation, including class action lawsuits, alleging improper product design, improper sales practices and similar claims. The Company is currently a defendant in five purported class action lawsuits alleging improper sales practices.

     The Company is, from time to time, subject to other legal proceedings and claims in the ordinary course of business, none of which the Company believes are likely to have a material adverse effect on our financial position, results of operations or cash flows. There can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company's financial position, results of operations or cash flows. The Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account or the ability of American Equity Capital, Inc. to perform its contract with the Account.

VOTING RIGHTS


     To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.


     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.


     The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.


     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter.

ADMINISTRATIVE SERVICES AGREEMENT

     The Contracts are administered by EquiTrust Life Insurance Company ("EquiTrust Life"), an Iowa corporation having its principal offices at 5400 University Avenue, West Des Moines, Iowa 50266, pursuant to an administrative services agreement between the Company and EquiTrust Life. EquiTrust Life also maintains records of transactions relating to the Contracts and provides other services.

FINANCIAL STATEMENTS


     The audited consolidated balance sheets of the Company as of December 31, 2004 and 2003, and the related statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004, and the financial statement schedules, as well as the related reports of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended except for those individual Subaccounts operating for portions of such periods as disclosed in the financial statements, as well as the related report of Ernst & Young LLP, an independent registered public accounting firm, are contained in the Statement of Additional Information.


     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

       WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


       HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.61%, 7.22%, 9.61%, and 12.00%. Net of all expenses, these constant returns are: (2.22)%, 1.39%, 5.00%, 7.39%, and 9.78%. The first variable annuity payment for each year reflects the 5% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.82% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.

     THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON HYPOTHETICAL SUPPLEMENTAL AGREEMENTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual supplemental agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and for the life contingent options, upon the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."


       ASSUMPTIONS ON WHICH THE HYPOTHETICAL SUPPLEMENTAL AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

          -    The hypothetical Contract is a Non-Qualified Contract

          - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

          - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


          - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.61%, 7.22%, 9.61%, and 12.00%


          -    Assumed Interest Rate is 5% per year

          -    The payee elects to receive monthly variable annuity payments

          - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

     For a discussion of how an Owner or payee may elect to receive monthly,quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."

       ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 5%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."

       THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

          -    the amount of proceeds applied

          -    the annuity payment option selected

          - the annuity purchase rates in the supplemental agreement on the effective date

          - the Assumed Interest Rate under the supplemental agreement on the effective date

          -    the age of the payee

          -    in most cases, the sex of the payee

     For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 5% net Assumed Interest Rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
    ASSUMING A CONSTANT RATE OF RETURN UNDER ALTERNATIVE INVESTMENT SCENARIOS



      CONTRACT      0.00% GROSS   3.61% GROSS   7.22% GROSS   9.61% GROSS   12.00% GROSS
      YEAR          -2.22% NET     1.39% NET     5.00% NET     7.39% NET     9.78% NET
      ----------------------------------------------------------------------------------
      1               $ 1,000       $ 1,000       $ 1,000       $ 1,000       $ 1,000
      2                   931           966         1,000         1,023         1,046
      3                   867           932         1,000         1,046         1,093
      4                   808           900         1,000         1,070         1,143
      5                   752           869         1,000         1,094         1,195
      6                   700           840         1,000         1,119         1,249
      7                   652           811         1,000         1,145         1,306
      8                   607           783         1,000         1,171         1,366
      9                   566           756         1,000         1,197         1,428
      10                  527           730         1,000         1,225         1,493
      11                  490           705         1,000         1,252         1,561
      12                  457           681         1,000         1,281         1,632
      13                  425           657         1,000         1,310         1,706
      14                  396           635         1,000         1,340         1,784
      15                  369           613         1,000         1,370         1,865
      16                  343           592         1,000         1,402         1,950
      17                  320           571         1,000         1,433         2,039
      18                  298           552         1,000         1,466         2,131
      19                  277           533         1,000         1,499         2,228
      20                  258           514         1,000         1,534         2,330
      21                  241           497         1,000         1,569         2,436
      22                  224           480         1,000         1,604         2,547
      23                  209           463         1,000         1,641         2,663
      24                  194           447         1,000         1,678         2,784
      25                  181           432         1,000         1,716         2,911

                 (This page has been left blank intentionally.)

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The Account commenced operations on July 1, 1998; however, no premiums were received until August 1, 1998. The information presented below reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.






                                                    ACCUMULATION      ACCUMULATION
                                                    UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                        BEGINNING OF YEAR    END OF YEAR       END OF YEAR
--------------------------------------------------------------------------------------------------------
Appreciation
  1999                                                   $10.000000      $10.668918         4,419.138022
  2000                                                    10.668918       10.467896        10,103.724517
  2001                                                    10.467896        9.361070         9,654.438405
  2002                                                     9.361070        7.687972         8,164.229935
  2003                                                     7.687972        9.187061         7,752.696264
  2004                                                     9.187061        9.517099         5,767.477117
Dreyfus Developing Leaders
  1999                                                   $10.000000      $10.663211         3,290.426367
  2000                                                    10.663211       12.160753         5,996.829127
  2001                                                    12.160753       11.258663         6,205.983080
  2002                                                    11.258663        8.979029         1,583.263584
  2003                                                     8.979029       11.662763         1,469.544513
  2004                                                    11.662763       12.806905         3,665.581947
Disciplined Stock
  1999                                                   $10.000000      $11.387477         2,592.882489
  2000                                                    11.387477       10.242938       166,851.601906
  2001                                                    10.242938        8.759833       166,835.603978
  2002                                                     8.759833        6.684298       165,244.214357
  2003                                                     6.684298        8.143432       168,026.419751
  2004                                                     8.143432        8.663116       168,008.902821
Growth and Income
  1999                                                   $10.000000      $11.511224         2,663.570748
  2000                                                    11.511224       10.992458         6,999.051331
  2001                                                    10.992458       10.205807         7,219.514122
  2002                                                    10.205807        7.514161         3,413.549243
  2003                                                     7.514161        9.379915         6,053.736213
  2004                                                     9.379915        9.941052         4,314.927768
International Equity
  1999                                                   $10.000000      $11.291372           499.011968
  2000                                                    11.291372        9.363963         1,499.082130
  2001                                                     9.363963        6.538351         1,526.025360
  2002                                                     6.538351        5.419963           979.512175
  2003                                                     5.419963        7.638530           831.995128
  2004                                                     7.638530        9.385352         1,787.110327

                                                    ACCUMULATION      ACCUMULATION
                                                    UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                        BEGINNING OF YEAR    END OF YEAR       END OF YEAR
--------------------------------------------------------------------------------------------------------
Socially Responsible Growth(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.131228         2,715.959000
Blue Chip
  1999                                                  $ 10.000000     $ 11.244734         4,686.889920
  2000                                                    11.244734       10.144447         8,543.940492
  2001                                                    10.144447        8.873779         8,664.050267
  2002                                                     8.873779        7.081249         3,880.135960
  2003                                                     7.081249        8.778474         5,721.711889
  2004                                                     8.778474        9.182735         3,743.651609
High Grade Bond
  1999                                                  $ 10.216450     $ 10.030807         5,147.564821
  2000                                                    10.030807       10.994750         5,445.099867
  2001                                                    10.994750       11.829575         5,443.355497
  2002                                                    11.829575       12.643350         5,759.327325
  2003                                                    12.643350       13.146950           584.658814
  2004                                                    13.146950       13.522275         1,152.419989
Managed(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.000000             0.000000
Money Market
  1999                                                  $ 10.012353     $ 10.079893             0.000000
  2000                                                    10.079893       10.326608            18.866795
  2001                                                    10.326608       10.515380            27.411277
  2002                                                    10.515380       10.503692            23.455563
  2003                                                    10.503692       10.400957            49.362764
  2004                                                    10.400957       10.335783            75.335370
Strategic Yield
  1999                                                  $ 10.156478     $  9.940766         5,001.147000
  2000                                                     9.940766       10.102859         5,494.359490
  2001                                                    10.102859       10.882606         5,451.348583
  2002                                                    10.882606       11.318284         5,931.162431
  2003                                                    11.318284       12.498093         1,180.321701
  2004                                                    12.498093       13.427717         1,749.003183
Value Growth
  1999                                                  $ 10.000000     $  8.963638           906.749000
  2000                                                     8.963638       10.321302         1,928.821585
  2001                                                    10.321302       10.889249         1,937.043564
  2002                                                    10.889249        9.617595           219.052894
  2003                                                     9.617595       12.394100            99.858001
  2004                                                    12.394100       13.633525           118.736720

                                                    ACCUMULATION      ACCUMULATION
                                                    UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                        BEGINNING OF YEAR    END OF YEAR       END OF YEAR
--------------------------------------------------------------------------------------------------------
Equity Income
  1999                                                  $ 10.000000     $ 10.217649         2,566.930987
  2000                                                    10.217649       11.460175         4,617.141591
  2001                                                    11.460175       11.466675         4,827.023672
  2002                                                    11.466675        9.824412         1,590.874810
  2003                                                     9.824412       12.160159         1,003.670245
  2004                                                    12.160159       13.782118         4,086.839324
International Stock
  1999                                                  $ 10.000000     $ 10.833490           263.768180
  2000                                                    10.833490        8.805484         2,141.506423
  2001                                                     8.805484        6.753501         2,026.117912
  2002                                                     6.753501        5.441346         1,384.968054
  2003                                                     5.441346        7.004409         1,192.954363
  2004                                                     7.004409        7.859212         3,546.125406
Mid-Cap Growth
  1999                                                  $ 10.000000     $ 11.264699         1,338.170684
  2000                                                    11.264699       12.087553       154,414.680425
  2001                                                    12.087553       11.810288       154,190.957790
  2002                                                    11.810288        9.171584       151,520.472263
  2003                                                     9.171584       12.519347       152,926.371533
  2004                                                    12.519347       14.612346       151,229.349235
New America Growth
  1999                                                  $ 10.000000     $ 11.426304         1,297.934149
  2000                                                    11.426304       10.130990         3,352.765992
  2001                                                    10.130990        8.806574         3,346.078791
  2002                                                     8.806574        6.224905         1,947.624911
  2003                                                     6.224905        8.294975         5,191.792384
  2004                                                     8.294975        9.071132         5,187.722904
Personal Strategy Balanced
  1999                                                  $ 10.000000     $ 10.519260           148.923974
  2000                                                    10.519260       10.977704         1,057.064372
  2001                                                    10.977704       10.564359         1,058.862112
  2002                                                    10.564359        9.606031           224.713004
  2003                                                     9.606031       11.825311           632.161807
  2004                                                    11.825311       13.155578           607.235942
VP Ultra(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.233507         1,483.682000
  2004                                                    10.233507       11.169891         6,448.257119
VP Vista(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.446025         1,483.683000
  2004                                                    10.446025       11.911459         1,481.528824

                                                    ACCUMULATION      ACCUMULATION
                                                    UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                        BEGINNING OF YEAR    END OF YEAR       END OF YEAR
--------------------------------------------------------------------------------------------------------
Small Mid-Cap Growth(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.000000             0.000000
Small Cap Value Securities(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       11.829714         3,467.014610
U.S. Government(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.263351            95.500000
  2003                                                    10.263351       10.162609             0.000000
  2004                                                    10.162609       10.184984             0.000000
Mutual Shares Securities(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.000000             0.000000
Growth Securities(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.000000             0.000000
Mid-Cap Value(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       11.658306         2,715.958000
Small Company(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.000000             0.000000
NASDAQ-100 Index(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.689569         1,487.437000

                                                    ACCUMULATION      ACCUMULATION
                                                    UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                        BEGINNING OF YEAR    END OF YEAR       END OF YEAR
--------------------------------------------------------------------------------------------------------
Russell 2000 Small Cap Index(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.000000             0.000000
  2004                                                    10.000000       10.935150         2,715.959000
S&P MidCap 400 Index(1)
  2001                                                  $ 10.000000     $ 10.000000             0.000000
  2002                                                    10.000000       10.000000             0.000000
  2003                                                    10.000000       10.485326         1,483.682000
  2004                                                    10.485326       11.971102         7,121.894807


(1) Available October 1, 2001.

TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name ___________________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
GENERAL INFORMATION ABOUT THE COMPANY                                       1
ADDITIONAL CONTRACT PROVISIONS                                              1
    The Contract                                                            1
    Incontestability                                                        1
    Misstatement of Age or Sex                                              1
    Nonparticipation                                                        1
CALCULATION OF YIELDS AND TOTAL RETURNS                                     1
    Money Market Subaccount Yields                                          1
    Other Subaccount Yields                                                 3
    Average Annual Total Returns                                            3
    Other Total Returns                                                     4
    Effect of the Administrative Charge on Performance Data                 4
DISTRIBUTION OF THE CONTRACTS                                               4
ADMINISTRATIVE SERVICES AGREEMENT                                           5
LEGAL MATTERS                                                               5
EXPERTS                                                                     5
OTHER INFORMATION                                                           6
FINANCIAL STATEMENTS                                                        6


                                     SAI-TOC

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                AMERICAN EQUITY INVESTMENT LIFE INSURANCE COMPANY

                         5000 Westown Parkway, Suite 440
                           West Des Moines, Iowa 50266
                                 1-888-349-4650

                      AMERICAN EQUITY LIFE ANNUITY ACCOUNT

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                    CONTRACT


This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by American Equity Investment Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.


                                   May 2, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----
GENERAL INFORMATION ABOUT THE COMPANY                                       1
ADDITIONAL CONTRACT PROVISIONS                                              1
    The Contract                                                            1
    Incontestability                                                        1
    Misstatement of Age or Sex                                              1
    Nonparticipation                                                        1
CALCULATION OF YIELDS AND TOTAL RETURNS                                     1
    Money Market Subaccount Yields                                          1
    Other Subaccount Yields                                                 3
    Average Annual Total Returns                                            3
    Other Total Returns                                                     4
    Effect of the Administrative Charge On Performance Data                 4
DISTRIBUTION OF THE CONTRACTS                                               4
ADMINISTRATIVE SERVICES AGREEMENT                                           5
LEGAL MATTERS                                                               5
EXPERTS                                                                     5
OTHER INFORMATION                                                           6
FINANCIAL STATEMENTS                                                        6

GENERAL INFORMATION ABOUT THE COMPANY


     One hundred percent of Company's outstanding Common Stock, par value $1 per share, is owned by American Equity Investment Life Holding Company (the "Holding Company"). As of December 31, 2004, no persons or entities beneficially owned more than 14.40% of the Common Stock, par value $1 per share, of the Holding Company. The Holding Company develops, markets, issues and administers annuity contracts and life insurance policies through the Company. Our principal office, and those of the Holding Company, are at 5000 Westown Parkway, Suite 440, West Des Moines, Iowa 50266.


ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

     We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

NON-PARTICIPATION

     The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS


     The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.


MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:


          - net income from the Investment Option attributable to the hypothetical account and


          - charges and deductions imposed under the Contract attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:


          -    the annual administrative charge, and


          -    the mortality and expense risk charge.


     For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $45 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below.


          Current Yield = ((NCS - ES)/UV) X (365/7)

          Where:


          NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.

          Effective Yield = (1 + ((NCS - ES)/UV))(TO THE POWER OF 365/7) - 1

          Where:


          NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.

     The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

     The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

          -    changes in interest rates on money market securities,

          -    the average portfolio maturity of the Money Market Investment
               Option,

          - the quality of portfolio securities held by this Investment Option, and

          -    the operating expenses of the Money Market Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.


     The yield is calculated according to the SEC prescribed formula set forth below:


          Yield = 2 3 ((((NI - ES)/(U 3 UV)) + 1)(TO THE POWER OF 6) - 1)

          Where:


          NI    = net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.


          ES    = expenses of the Subaccount for the 30-day or one-month period.


          U     = the average daily number of accumulation units outstanding during the period.


          UV    = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The surrender charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS


     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten- year periods. Average annual total returns may also be disclosed for other periods of time.


     Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.


     Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:


          TR  = (ERV/P)(TO THE POWER OF 1/N) - 1

          Where:

          TR = the average annual total return net of Subaccount recurring charges.

          ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

          P   = a hypothetical initial payment of $1,000.

          N   = the number of years in the period.

     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

     The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

          CTR = (ERV/P) - 1

          Where:

          CTR = The cumulative total return net of Subaccount recurring charges for the period.

          ERV = The ending redeemable value of the hypothetical investment at the end of the period.

          P   = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We apply an annual administrative charge of $45 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

     American Equity Capital, Inc. is responsible for distributing the contracts pursuant to a distribution agreement with us. American Equity Capital, Inc serves as principal underwriter for the Contracts. American Equity Capital, Inc, an Iowa corporation organized in 1998, is located at 5000 Westown Parkway, Suite 440, West Des Moines, Iowa. American Equity Capital, Inc. is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.

     We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

     American Equity Capital, Inc. enters into selling agreements with other broker-dealers and compensates those broker-dealers up to the amounts disclosed in the Prospectus for their services. Registered representatives of these broker/dealers are appointed as our insurance agents.

     American Equity Capital, Inc. received sales compensation with respect to the Contracts in the following amounts during the period indicated.


                                                     AGGREGATE AMOUNT OF
                         AGGREGATE AMOUNT OF       COMMISSIONS RETAINED BY
                          COMMISSIONS PAID      AMERICAN EQUITY CAPITAL, INC.
                         TO  AMERICAN EQUITY        AFTER PAYMENTS TO ITS
         FISCAL YEAR        CAPITAL, INC.        REGISTERED REPRESENTATIVES
         --------------------------------------------------------------------
            2004               $  10,260                    $   893
            2003               $   1,847                    $   482
            2002               $     795                    $   613


     * Includes sales compensation paid to registered representatives of American Equity Capital, Inc

     Under the distribution agreement with American Equity Capital, Inc., we pay the following sales expenses: manager and registered representative manager compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Contracts. We also pay for American Equity Capital, Inc.'s operating and other expenses. American Equity Capital, Inc. may pay additional compensation from its own resources to broker-dealers based on the level of Contract sales or premium payments.

ADMINISTRATIVE SERVICES AGREEMENT


     EquiTrust Life Insurance Company ("EquiTrust Life") and the Company are parties to an administrative services agreement pursuant to which EquiTrust Life agrees to provide certain accounting, actuarial, tax, management and other services to the Company. For services performed by EquiTrust Life under the administrative services agreement during the fiscal years ended December 31, 2004, 2003, and 2002, EquiTrust Life billed the Company $114,591, $106,679 and $102,243 respectively.


LEGAL MATTERS

     All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by the Company's general counsel. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


     The Account's statements of assets and liabilities as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for those individual Subaccounts operating for portions of such periods as disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004, and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Company's financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
American Equity Investment Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of American Equity Life Annuity Account, a separate account comprised of the Ultra, Vista, Appreciation, Developing Leaders, Disciplined Stock, Dreyfus Growth & Income, International Equity, Socially Responsible Growth, Blue Chip, High Grade Bond, Money Market, Strategic Yield, Value Growth, Franklin Small Cap Value Securities, Franklin U.S. Government, Mid-Cap Value, NASDAQ 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for these individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of American Equity Life Annuity Account at December 31, 2004, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Des Moines, Iowa
March 18, 2005

                      AMERICAN EQUITY LIFE ANNUITY ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2004

                                                          AMERICAN CENTURY
                                                     VARIABLE PORTFOLIOS, INC.
                                                    ---------------------------
                                                       ULTRA          VISTA
                                                     SUBACCOUNT     SUBACCOUNT
                                                    ---------------------------
ASSETS
Investments in shares of mutual funds, at market    $     72,026   $     17,647

LIABILITIES                                                    -              -
                                                    ---------------------------
Net assets                                          $     72,026   $     17,647
                                                    ===========================

NET ASSETS
Accumulation units                                  $     72,026   $     17,647
                                                    ---------------------------
Total net assets                                    $     72,026   $     17,647
                                                    ===========================

Investments in shares of mutual funds, at cost      $     66,169   $     14,579
Shares of mutual fund owned                             7,089.21       1,316.95

Accumulation units outstanding                          6,448.26       1,481.53
Accumulation unit value                             $      11.17   $      11.91

SEE ACCOMPANYING NOTES.

                                                                       DREYFUS VARIABLE INVESTMENT FUND
                                                    ----------------------------------------------------------------------
                                                                                                 DREYFUS
                                                                   DEVELOPING   DISCIPLINED      GROWTH &    INTERNATIONAL
                                                    APPRECIATION    LEADERS        STOCK          INCOME        EQUITY
                                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                    ----------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market    $     54,890   $   46,945   $   1,455,481   $   42,895   $      16,773

LIABILITIES                                                    -            -               -            -               -
                                                    ----------------------------------------------------------------------
Net assets                                          $     54,890   $   46,945   $   1,455,481   $   42,895   $      16,773
                                                    ======================================================================

NET ASSETS
Accumulation units                                  $     54,890   $   46,945   $   1,455,481   $   42,895   $      16,773
                                                    ----------------------------------------------------------------------
Total net assets                                    $     54,890   $   46,945   $   1,455,481   $   42,895   $      16,773
                                                    ======================================================================

Investments in shares of mutual funds, at cost      $     59,398   $   42,625   $   1,771,404   $   37,677   $      16,517
Shares of mutual fund owned                             1,543.58     1,129.84       69,540.40     2,004.44        1,168.01

Accumulation units outstanding                          5,767.48     3,665.58      168,008.90     4,314.93        1,787.11
Accumulation unit value                             $       9.52   $    12.81   $        8.66   $     9.94   $        9.39

                                                      DREYFUS
                                                      SOCIALLY     EQUITRUST
                                                    RESPONSIBLE    VARIABLE
                                                      GROWTH       INSURANCE
                                                     FUND, INC.   SERIES FUND
                                                    -----------   -----------
                                                     SOCIALLY
                                                    RESPONSIBLE
                                                      GROWTH       BLUE CHIP
                                                     SUBACCOUNT   SUBACCOUNT
                                                    -----------   -----------
ASSETS
Investments in shares of mutual funds, at market    $    27,516   $    34,377

LIABILITIES                                                   -             -
                                                    -----------   -----------
Net assets                                          $    27,516   $    34,377
                                                    ===========   ===========

NET ASSETS
Accumulation units                                  $    27,516   $    34,377
                                                    -----------   -----------
Total net assets                                    $    27,516   $    34,377
                                                    ===========   ===========

Investments in shares of mutual funds, at cost      $    26,847   $    31,808
Shares of mutual fund owned                            1,098.01        977.45

Accumulation units outstanding                         2,715.96      3,743.65
Accumulation unit value                             $     10.13   $      9.18

SEE ACCOMPANYING NOTES.

                                                                                                                    FRANKLIN
                                                                                                                   TEMPLETON
                                                                                                                    VARIABLE
                                                                       EQUITRUST VARIABLE                          INSURANCE
                                                                      INSURANCE SERIES FUND                      PRODUCTS TRUST
                                                    ----------------------------------------------------------   --------------
                                                                                                                 FRANKLIN SMALL
                                                    HIGH GRADE                                                     CAP VALUE
                                                       BOND      MONEY MARKET   STRATEGIC YIELD   VALUE GROWTH     SECURITIES
                                                    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ----------------------------------------------------------   --------------
ASSETS
Investments in shares of mutual funds, at market    $   15,583   $        779   $        23,485   $      1,619   $       41,014

LIABILITIES                                                  -              -                 -              -                -
                                                    ----------------------------------------------------------   --------------
Net assets                                          $   15,583   $        779   $        23,485   $      1,619   $       41,014
                                                    ==========================================================   ==============

NET ASSETS
Accumulation units                                  $   15,583   $        779   $        23,485   $      1,619   $       41,014
                                                    ----------------------------------------------------------   --------------
Total net assets                                    $   15,583   $        779   $        23,485   $      1,619   $       41,014
                                                    ==========================================================   ==============

Investments in shares of mutual funds, at cost      $   15,389   $        779   $        22,643   $      1,303   $       35,857
Shares of mutual fund owned                           1,501.29         778.65          2,506.42         124.72         2,620.69

Accumulation units outstanding                        1,152.42          75.34          1,749.00         118.74         3,467.01
Accumulation unit value                             $    13.52   $      10.34   $         13.43   $      13.63   $        11.83

                                                       FRANKLIN
                                                      TEMPLETON
                                                       VARIABLE
                                                      INSURANCE        J.P. MORGAN
                                                    PRODUCTS TRUST   SERIES TRUST II
                                                    --------------   ---------------
                                                     FRANKLIN U.S.
                                                      GOVERNMENT      MID-CAP VALUE
                                                      SUBACCOUNT        SUBACCOUNT
                                                    --------------   ---------------
ASSETS
Investments in shares of mutual funds, at market    $            -   $        31,663

LIABILITIES                                                      -                 -
                                                    --------------   ---------------
Net assets                                          $            -   $        31,663
                                                    ==============   ===============

NET ASSETS
Accumulation units                                  $            -   $        31,663
                                                    --------------   ---------------
Total net assets                                    $            -   $        31,663
                                                    ==============   ===============

Investments in shares of mutual funds, at cost      $            -   $        27,036
Shares of mutual fund owned                                      -          1,221.58

Accumulation units outstanding                                   -          2,715.96
Accumulation unit value                             $            -   $         11.66

SEE ACCOMPANYING NOTES.

                                                                 SUMMIT MUTUAL                       T. ROWE PRICE
                                                        FUNDS, INC. - PINNACLE SERIES             EQUITY SERIES, INC.
                                                    --------------------------------------   -----------------------------
                                                                 RUSSELL 2000
                                                    NASDAQ 100     SMALL CAP    S&P MIDCAP                      MID-CAP
                                                      INDEX          INDEX      400 INDEX    EQUITY INCOME      GROWTH
                                                    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                    --------------------------------------   -----------------------------
ASSETS
Investments in shares of mutual funds, at market    $   15,900   $     29,699   $   85,257   $      56,325   $   2,209,816

LIABILITIES                                                  -              -            -               -               -
                                                    --------------------------------------   -----------------------------
Net assets                                          $   15,900   $     29,699   $   85,257   $      56,325   $   2,209,816
                                                    ======================================   =============================

NET ASSETS
Accumulation units                                  $   15,900   $     29,699   $   85,257   $      56,325   $   2,209,816
                                                    --------------------------------------   -----------------------------
Total net assets                                    $   15,900   $     29,699   $   85,257   $      56,325   $   2,209,816
                                                    ======================================   =============================

Investments in shares of mutual funds, at cost      $   14,771   $     26,860   $   75,243   $      51,804   $   1,725,807
Shares of mutual fund owned                             697.07         464.63     1,403.18        2,521.28       93,835.06

Accumulation units outstanding                        1,487.44       2,715.96     7,121.89        4,086.84      151,229.35
Accumulation unit value                             $    10.69   $      10.94   $    11.97   $       13.78   $       14.61

                                                          T. ROWE PRICE
                                                       EQUITY SERIES, INC.
                                                    ------------------------
                                                                   PERSONAL
                                                    NEW AMERICA    STRATEGY
                                                      GROWTH       BALANCED
                                                    SUBACCOUNT    SUBACCOUNT
                                                    ------------------------
ASSETS
Investments in shares of mutual funds, at market    $    47,059   $    7,989

LIABILITIES                                                   -            -
                                                    ------------------------
Net assets                                          $    47,059   $    7,989
                                                    ========================

NET ASSETS
Accumulation units                                  $    47,059   $    7,989
                                                    ------------------------
Total net assets                                    $    47,059   $    7,989
                                                    ========================

Investments in shares of mutual funds, at cost      $    43,750   $    7,323
Shares of mutual fund owned                            2,419.46       449.81

Accumulation units outstanding                         5,187.72       607.24
Accumulation unit value                             $      9.07   $    13.16

SEE ACCOMPANYING NOTES.

                                                    T. ROWE PRICE
                                                    INTERNATIONAL
                                                     SERIES, INC.
                                                    -------------
                                                    INTERNATIONAL
                                                        STOCK
                                                     SUBACCOUNT
                                                    -------------
ASSETS
Investments in shares of mutual funds, at market    $      27,870

LIABILITIES                                                     -
                                                    -------------
Net assets                                          $      27,870
                                                    =============

NET ASSETS
Accumulation units                                  $      27,870
                                                    -------------
Total net assets                                    $      27,870
                                                    =============

Investments in shares of mutual funds, at cost      $      27,685
Shares of mutual fund owned                              2,073.64

Accumulation units outstanding                           3,546.13
Accumulation unit value                             $        7.86

                      AMERICAN EQUITY LIFE ANNUITY ACCOUNT

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2004

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.
                                                        -------------------------
                                                          ULTRA         VISTA
                                                        SUBACCOUNT    SUBACCOUNT
                                                        -------------------------
Income:
  Dividends                                             $        -   $          -
Expenses:
  Mortality and expense risk                                  (713)          (226)
                                                        -------------------------
Net investment income (loss)                                  (713)          (226)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   41             25
  Realized gain distributions                                    -              -
                                                        -------------------------
Total realized gain (loss) on investments                       41             25

Change in unrealized appreciation/depreciation of
  investments                                                5,477          2,372
                                                        -------------------------
Net increase (decrease) in net assets from operations   $    4,805   $      2,171
                                                        =========================

SEE ACCOMPANYING NOTES.

                                                                          DREYFUS VARIABLE INVESTMENT FUND
                                                        --------------------------------------------------------------------
                                                                                                   DREYFUS
                                                                       DEVELOPING   DISCIPLINED    GROWTH &    INTERNATIONAL
                                                        APPRECIATION    LEADERS        STOCK        INCOME        EQUITY
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                        --------------------------------------------------------------------
Income:
  Dividends                                             $        915   $       84   $    19,041   $      541   $         548
Expenses:
  Mortality and expense risk                                    (869)        (400)      (19,098)        (677)           (148)
                                                        --------------------------------------------------------------------
Net investment income (loss)                                      46         (316)          (57)        (136)            400

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 (3,117)           9        (5,840)      (1,270)            (88)
  Realized gain distributions                                      -            -             -            -               -
                                                        --------------------------------------------------------------------
Total realized gain (loss) on investments                     (3,117)           9        (5,840)      (1,270)            (88)

Change in unrealized appreciation/depreciation of
  investments                                                  5,126        3,991        93,218        3,748           2,640
                                                        --------------------------------------------------------------------
Net increase (decrease) in net assets from operations   $      2,055   $    3,684   $    87,321   $    2,342   $       2,952
                                                        ====================================================================

                                                          DREYFUS
                                                         SOCIALLY      EQUITRUST
                                                        RESPONSIBLE    VARIABLE
                                                          GROWTH       INSURANCE
                                                         FUND, INC.   SERIES FUND
                                                        -----------   -----------
                                                         SOCIALLY
                                                        RESPONSIBLE
                                                          GROWTH       BLUE CHIP
                                                        SUBACCOUNT    SUBACCOUNT
                                                        -----------   -----------
Income:
  Dividends                                             $        41   $       749
Expenses:
  Mortality and expense risk                                   (345)         (582)
                                                        -----------   -----------
Net investment income (loss)                                   (304)          167

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    (9)         (941)
  Realized gain distributions                                     -             -
                                                        -----------   -----------
Total realized gain (loss) on investments                        (9)         (941)

Change in unrealized appreciation/depreciation of
  investments                                                   669         2,236
                                                        -----------   -----------
Net increase (decrease) in net assets from operations   $       356   $     1,462
                                                        ===========   ===========

SEE ACCOMPANYING NOTES.

                                                                                                                        FRANKLIN
                                                                                                                       TEMPLETON
                                                                                                                        VARIABLE
                                                                            EQUITRUST VARIABLE                         INSURANCE
                                                                           INSURANCE SERIES FUND                     PRODUCTS TRUST
                                                        ----------------------------------------------------------   --------------
                                                                                                                     FRANKLIN SMALL
                                                        HIGH GRADE                                                     CAP VALUE
                                                           BOND      MONEY MARKET   STRATEGIC YIELD   VALUE GROWTH     SECURITIES
                                                        SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                        ----------------------------------------------------------   --------------
Income:
  Dividends                                             $      503    $        6    $         1,134   $         13   $           14
Expenses:
  Mortality and expense risk                                  (162)          (12)              (267)           (19)            (233)
                                                        ----------------------------------------------------------   --------------
Net investment income (loss)                                   341            (6)               867             (6)            (219)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    -             -                141              5               20
  Realized gain distributions                                   20             -                  -              -                -
                                                        ----------------------------------------------------------   --------------
Total realized gain (loss) on investments                       20             -                141              5               20

Change in unrealized appreciation/depreciation of
  investments                                                  140             -                484            144            5,157
                                                        ----------------------------------------------------------   --------------
Net increase (decrease) in net assets from operations   $      501   $        (6)   $         1,492   $        143   $        4,958
                                                        ==========================================================   ==============

                                                          FRANKLIN
                                                          TEMPLETON
                                                          VARIABLE
                                                          INSURANCE        J.P. MORGAN
                                                        PRODUCTS TRUST   SERIES TRUST II
                                                        --------------   ---------------
                                                         FRANKLIN U.S.
                                                          GOVERNMENT      MID-CAP VALUE
                                                          SUBACCOUNT       SUBACCOUNT
                                                        --------------   ---------------
Income:
  Dividends                                             $            -   $            84
Expenses:
  Mortality and expense risk                                        (9)             (374)
                                                        --------------   ---------------
Net investment income (loss)                                        (9)             (290)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                      247                21
  Realized gain distributions                                        -               145
                                                        --------------   ---------------
Total realized gain (loss) on investments                          247               166

Change in unrealized appreciation/depreciation of
  investments                                                        -             4,627
                                                        --------------   ---------------
Net increase (decrease) in net assets from operations   $          238   $         4,503
                                                        ==============   ===============

SEE ACCOMPANYING NOTES.

                                                                    SUMMIT MUTUAL                       T. ROWE PRICE
                                                            FUNDS, INC. - PINNACLE SERIES            EQUITY SERIES, INC.
                                                        --------------------------------------   --------------------------
                                                                     RUSSELL 2000
                                                        NASDAQ 100    SMALL CAP     S&P MIDCAP                    MID-CAP
                                                          INDEX         INDEX       400 INDEX    EQUITY INCOME     GROWTH
                                                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                        --------------------------------------   --------------------------
Income:
  Dividends                                             $        -   $         52   $       41   $         578   $        -
Expenses:
  Mortality and expense risk                                  (101)          (349)        (595)           (427)     (27,701)
                                                        --------------------------------------   --------------------------
Net investment income (loss)                                  (101)          (297)        (554)            151      (27,701)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                   (2)            (3)          61             302        6,755
  Realized gain distributions                                    -              -            -             990            -
                                                        --------------------------------------   --------------------------
Total realized gain (loss) on investments                       (2)            (3)          61           1,292        6,755

Change in unrealized appreciation/depreciation of
  investments                                                1,129          2,839        9,260           3,900      338,763
                                                        --------------------------------------   --------------------------
Net increase (decrease) in net assets from operations   $    1,026   $      2,539   $    8,767   $       5,343   $  317,817
                                                        ======================================   ==========================

                                                             T. ROWE PRICE
                                                           EQUITY SERIES, INC.
                                                        ------------------------
                                                                       PERSONAL
                                                        NEW AMERICA    STRATEGY
                                                          GROWTH       BALANCED
                                                        SUBACCOUNT    SUBACCOUNT
                                                        ------------------------
Income:
  Dividends                                             $        24   $      156
Expenses:
  Mortality and expense risk                                   (611)        (106)
                                                        ------------------------
Net investment income (loss)                                   (587)          50

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  (247)         317
  Realized gain distributions                                     -           31
                                                        ------------------------
Total realized gain (loss) on investments                      (247)         348

Change in unrealized appreciation/depreciation of
  investments                                                 4,862          410
                                                        ------------------------
Net increase (decrease) in net assets from operations   $     4,028   $      808
                                                        ========================

SEE ACCOMPANYING NOTES.

                                                        T. ROWE PRICE
                                                        INTERNATIONAL
                                                         SERIES, INC.
                                                        -------------
                                                        INTERNATIONAL
                                                            STOCK
                                                         SUBACCOUNT
                                                        -------------
Income:
  Dividends                                             $         270
Expenses:
  Mortality and expense risk                                     (216)
                                                        -------------
Net investment income (loss)                                       54

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                    (108)
  Realized gain distributions                                        -
                                                        -------------
Total realized gain (loss) on investments                        (108)

Change in unrealized appreciation/depreciation of
  investments                                                   2,988
                                                        -------------
Net increase (decrease) in net assets from operations   $       2,934
                                                        =============

                      AMERICAN EQUITY LIFE ANNUITY ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.
                                                        -------------------------
                                                            ULTRA SUBACCOUNT
                                                        -------------------------
                                                         YEAR ENDED DECEMBER 31
                                                           2004        2003
                                                        -------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $     (713)  $        (35)
  Net realized gain (loss) on investments                       41              1
  Change in unrealized appreciation/depreciation of
    investments                                              5,477            380
                                                        -------------------------
Net increase (decrease) in net assets from operations        4,805            346

Contract transactions:
  Transfers of net premiums                                      -              -
  Transfers of surrenders and death benefits                     -              -
  Transfers of administrative and other charges                (22)             -
  Transfers between subaccounts, including
    Declared Interest Option account                        52,060         14,837
                                                        -------------------------
Net increase (decrease) in net assets from contract
  transactions                                              52,038         14,837
                                                        -------------------------
Total increase (decrease) in net assets                     56,843         15,183

Net assets at beginning of period                           15,183              -
                                                        -------------------------
Net assets at end of period                             $   72,026   $     15,183
                                                        =========================

SEE ACCOMPANYING NOTES.

                                                           AMERICAN CENTURY
                                                       VARIABLE PORTFOLIOS, INC.           DREYFUS VARIABLE INVESTMENT FUND
                                                       -------------------------   ------------------------------------------------
                                                                                                              DEVELOPING LEADERS
                                                           VISTA SUBACCOUNT        APPRECIATION SUBACCOUNT        SUBACCOUNT
                                                       -------------------------   ------------------------------------------------
                                                         YEAR ENDED DECEMBER 31     YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31
                                                            2004       2003            2004       2003          2004       2003
                                                       -------------------------   ------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         $     (226)  $        (35)  $       46   $       18   $    (316)  $     (207)
  Net realized gain (loss) on investments                      25              1       (3,117)      (1,978)          9         (512)
  Change in unrealized appreciation/depreciation of
    investments                                             2,372            696        5,126       13,580       3,991        4,739
                                                       -------------------------   ------------------------------------------------
Net increase (decrease) in net assets from operations       2,171            662        2,055       11,620       3,684        4,020

Contract transactions:
  Transfers of net premiums                                     -              -            -          135       1,290          848
  Transfers of surrenders and death benefits                    -              -         (288)      (7,533)          -       (1,878)
  Transfers of administrative and other charges               (23)             -         (298)        (301)        (68)         (67)
  Transfers between subaccounts, including
    Declared Interest Option account                            -         14,837      (17,803)       4,537      24,900            -
                                                       -------------------------   ------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                (23)        14,837      (18,389)      (3,162)     26,122       (1,097)
                                                       -------------------------   ------------------------------------------------
Total increase (decrease) in net assets                     2,148         15,499      (16,334)       8,458      29,806        2,923

Net assets at beginning of period                          15,499              -       71,224       62,766      17,139       14,216
                                                       -------------------------   ------------------------------------------------
Net assets at end of period                            $   17,647   $     15,499   $   54,890   $   71,224   $  46,945   $   17,139
                                                       =========================   ================================================

                                                                 DREYFUS VARIABLE
                                                                 INVESTMENT FUND
                                                         --------------------------------
                                                           DISCIPLINED STOCK SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                              2004              2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $          (57)   $       (6,080)
  Net realized gain (loss) on investments                        (5,840)          (12,738)
  Change in unrealized appreciation/depreciation of
    investments                                                  93,218           260,224
                                                         --------------------------------
Net increase (decrease) in net assets from operations            87,321           241,406

Contract transactions:
  Transfers of net premiums                                          50                 -
  Transfers of surrenders and death benefits                          -            (9,185)
  Transfers of administrative and other charges                    (202)             (206)
  Transfers between subaccounts, including
    Declared Interest Option account                                  -            31,756
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                     (152)           22,365
                                                         --------------------------------
Total increase (decrease) in net assets                          87,169           263,771

Net assets at beginning of period                             1,368,312         1,104,541
                                                         --------------------------------
Net assets at end of period                              $    1,455,481    $    1,368,312
                                                         ================================

(1) Subaccount commenced operations on October 1, 2001, however, remained inactive through December 31, 2003.

SEE ACCOMPANYING NOTES.

                                                                           DREYFUS VARIABLE INVESTMENT FUND
                                                         --------------------------------------------------------------------
                                                             DREYFUS GROWTH & INCOME               INTERNATIONAL EQUITY
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                         -------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004              2003              2004              2003
                                                         --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $         (136)   $         (128)   $          400    $          170
  Net realized gain (loss) on investments                        (1,270)           (2,513)              (88)           (1,100)
  Change in unrealized appreciation/depreciation of
    investments                                                   3,748             9,615             2,640             2,755
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from operations             2,342             6,974             2,952             1,825

Contract transactions:
  Transfers of net premiums                                       1,190               764                60                65
  Transfers of surrenders and death benefits                       (734)           (8,279)                -              (816)
  Transfers of administrative and other charges                     (75)              (81)              (31)              (28)
  Transfers between subaccounts, including
    Declared Interest Option account                            (16,612)           31,756             7,437                 -
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  (16,231)           24,160             7,466              (779)
                                                         --------------------------------------------------------------------
Total increase (decrease) in net assets                         (13,889)           31,134            10,418             1,046

Net assets at beginning of period                                56,784            25,650             6,355             5,309
                                                         --------------------------------------------------------------------
Net assets at end of period                              $       42,895    $       56,784    $       16,773    $        6,355
                                                         ====================================================================

                                                             DREYFUS SOCIALLY
                                                            RESPONSIBLE GROWTH
                                                                FUND, INC.
                                                         ------------------------
                                                           SOCIALLY RESPONSIBLE
                                                            GROWTH SUBACCOUNT
                                                         ------------------------
                                                          YEAR ENDED DECEMBER 31
                                                                 2004 (1)
                                                         ------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $                   (304)
  Net realized gain (loss) on investments                                      (9)
  Change in unrealized appreciation/depreciation of
     investments                                                              669
                                                         ------------------------
  Net increase (decrease) in net assets from operations                       356

  Contract transactions:
    Transfers of net premiums                                                   -
    Transfers of surrenders and death benefits                                  -
    Transfers of administrative and other charges                               -
    Transfers between subaccounts, including
      Declared Interest Option account                                     27,160
                                                         ------------------------
Net increase (decrease) in net assets from contract
  transactions                                                             27,160
                                                         ------------------------
Total increase (decrease) in net assets                                    27,516

Net assets at beginning of period                                               -
                                                         ------------------------
Net assets at end of period                              $                 27,516
                                                         ========================

                                                                EQUITRUST VARIABLE
                                                              INSURANCE SERIES FUND
                                                         --------------------------------
                                                               BLUE CHIP SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                              2004              2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $          167    $           38
  Net realized gain (loss) on investments                          (941)           (1,517)
  Change in unrealized appreciation/depreciation of
    investments                                                   2,236             8,384
                                                         --------------------------------
Net increase (decrease) in net assets from operations             1,462             6,905

Contract transactions:
  Transfers of net premiums                                          49               101
  Transfers of surrenders and death benefits                       (957)           (2,438)
  Transfers of administrative and other charges                     (80)              (53)
  Transfers between subaccounts, including
    Declared Interest Option account                            (16,325)           18,237
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  (17,313)           15,847
                                                         --------------------------------
Total increase (decrease) in net assets                         (15,851)           22,752

Net assets at beginning of period                                50,228            27,476
                                                         --------------------------------
Net assets at end of period                              $       34,377    $       50,228
                                                         ================================

SEE ACCOMPANYING NOTES.

                                                                       EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                         --------------------------------------------------------------------
                                                            HIGH GRADE BOND SUBACCOUNT           MONEY MARKET SUBACCOUNT
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                              2004              2003              2004              2003
                                                         --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $          341    $        1,956    $           (6)   $          (18)
  Net realized gain (loss) on investments                            20             2,719                 -                 -
  Change in unrealized appreciation/depreciation of
    investments                                                     140            (2,084)                -                 -
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from operations               501             2,591                (6)              (18)

Contract transactions:
  Transfers of net premiums                                           -                50               275            82,419
  Transfers of surrenders and death benefits                          -            (2,209)                -                 -
  Transfers of administrative and other charges                     (41)              (43)               (6)               (4)
  Transfers between subaccounts, including
    Declared Interest Option account                              7,437           (65,520)                3           (82,130)
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                    7,396           (67,722)              272               285
                                                         --------------------------------------------------------------------
Total increase (decrease) in net assets                           7,897           (65,131)              266               267

Net assets at beginning of period                                 7,686            72,817               513               246
                                                         --------------------------------------------------------------------
Net assets at end of period                              $       15,583    $        7,686    $          779    $          513
                                                         ====================================================================

                                                         EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                         ----------------------------------------
                                                                STRATEGIC YIELD SUBACCOUNT
                                                         ----------------------------------------
                                                                  YEAR ENDED DECEMBER 31
                                                                2004                  2003
                                                         ----------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $              867    $            3,534
  Net realized gain (loss) on investments                               141                (5,690)
  Change in unrealized appreciation/depreciation of
    investments                                                         484                 8,175
                                                         ----------------------------------------
Net increase (decrease) in net assets from operations                 1,492                 6,019

Contract transactions:
  Transfers of net premiums                                              60                   166
  Transfers of surrenders and death benefits                           (221)                 (453)
  Transfers of administrative and other charges                         (41)                  (35)
  Transfers between subaccounts, including
    Declared Interest Option account                                  7,443               (58,076)
                                                         ----------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                        7,241               (58,398)
                                                         ----------------------------------------
Total increase (decrease) in net assets                               8,733               (52,379)

Net assets at beginning of period                                    14,752                67,131
                                                         ----------------------------------------
Net assets at end of period                              $           23,485    $           14,752
                                                         ========================================

                                                                EQUITRUST VARIABLE
                                                              INSURANCE SERIES FUND
                                                         --------------------------------
                                                             VALUE GROWTH SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                              2004              2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $           (6)   $           15
  Net realized gain (loss) on investments                             5              (124)
  Change in unrealized appreciation/depreciation of
    investments                                                     144               320
                                                         --------------------------------
Net increase (decrease) in net assets from operations               143               211

Contract transactions:
  Transfers of net premiums                                         250               275
  Transfers of surrenders and death benefits                          -            (1,344)
  Transfers of administrative and other charges                     (12)              (11)
  Transfers between subaccounts, including
    Declared Interest Option account                                  -                 -
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      238            (1,080)
                                                         --------------------------------
Total increase (decrease) in net assets                             381              (869)

Net assets at beginning of period                                 1,238             2,107
                                                         --------------------------------
Net assets at end of period                              $        1,619    $        1,238
                                                         ================================

(1) Subaccount commenced operations on October 1, 2001, however, remained inactive through December 31, 2003.

SEE ACCOMPANYING NOTES.

                                                                   FRANKLIN TEMPLETON VARIABLE                   J. P. MORGAN
                                                                     INSURANCE PRODUCTS FUNDS                  SERIES TRUST II
                                                         ------------------------------------------------  ------------------------
                                                                                          FRANKLIN
                                                         FRANKLIN SMALL CAP VALUE           U.S.
                                                          SECURITIES SUBACCOUNT    GOVERNMENT SUBACCOUNT   MID-CAP VALUE SUBACCOUNT
                                                         ------------------------------------------------  ------------------------
                                                          YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31
                                                                 2004 (1)             2004        2003             2004 (1)
                                                         ------------------------------------------------  ------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $                   (219) $       (9)  $      41  $                   (290)
  Net realized gain (loss) on investments                                      20         247         (20)                      166
  Change in unrealized appreciation/depreciation of
    investments                                                             5,157           -         (30)                    4,627
                                                         ------------------------------------------------  ------------------------
Net increase (decrease) in net assets from operations                       4,958         238          (9)                    4,503

Contract transactions:
  Transfers of net premiums                                                     -     108,400           -                         -
  Transfers of surrenders and death benefits                                    -           -        (926)                        -
  Transfers of administrative and other charges                                 -           -         (45)                        -
  Transfers between subaccounts, including
    Declared Interest Option account                                       36,056     108,638           -                    27,160
                                                         ------------------------------------------------  ------------------------
Net increase (decrease) in net assets from contract
  transactions                                                             36,056        (238)       (971)                   27,160
                                                         ------------------------------------------------  ------------------------

Total increase (decrease) in net assets                                    41,014           -        (980)                   31,663

Net assets at beginning of period                                               -           -         980                         -
                                                         ------------------------------------------------  ------------------------
Net assets at end of period                              $                 41,014  $        -   $       -  $                 31,663
                                                         ================================================  ========================

                                                             SUMMIT MUTUAL
                                                              FUNDS, INC. -
                                                            PINNACLE SERIES
                                                         ----------------------
                                                            NASDAQ 100 INDEX
                                                               SUBACCOUNT
                                                         ----------------------
                                                         YEAR ENDED DECEMBER 31
                                                                2004 (1)
                                                         ----------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $                 (101)
  Net realized gain (loss) on investments                                    (2)
  Change in unrealized appreciation/depreciation of
    investments                                                           1,129
                                                         ----------------------
Net increase (decrease) in net assets from operations                     1,026

Contract transactions:
  Transfers of net premiums                                                   -
  Transfers of surrenders and death benefits                                  -
  Transfers of administrative and other charges                               -
  Transfers between subaccounts, including
    Declared Interest Option account                                     14,874
                                                         ----------------------
Net increase (decrease) in net assets from contract
  transactions                                                           14,874
                                                         ----------------------
Total increase (decrease) in net assets                                  15,900

Net assets at beginning of period                                             -
                                                         ----------------------
Net assets at end of period                              $               15,900
                                                         ======================

(1) Subaccount commenced operations on October 1, 2001, however, remained inactive through December 31, 2003.

SEE ACCOMPANYING NOTES.

                                                                                                                T. ROWE PRICE
                                                           SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES       EQUITY SERIES, INC.
                                                         -----------------------------------------------   ------------------------
                                                         RUSSELL 2000 SMALL CAP   S&P MIDCAP 400 INDEX
                                                            INDEX SUBACCOUNT            SUBACCOUNT         EQUITY INCOME SUBACCOUNT
                                                         -----------------------------------------------   ------------------------
                                                         YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                                                2004 (1)             2004        2003         2004         2003
                                                         -----------------------------------------------   ------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $                 (297)  $     (554) $      (35)  $       151  $        16
  Net realized gain (loss) on investments                                    (3)          61           1         1,292         (431)
  Change in unrealized appreciation/depreciation of
    investments                                                           2,839        9,260         754         3,900        3,058
                                                         -----------------------------------------------   ------------------------
Net increase (decrease) in net assets from operations                     2,539        8,767         720         5,343        2,643

Contract transactions:
  Transfers of net premiums                                                   -            -           -           124          158
  Transfers of surrenders and death benefits                                  -            -           -        (1,107)      (9,810)
  Transfers of administrative and other charges                               -          (23)          -           (52)         (51)
  Transfers between subaccounts, including
    Declared Interest Option account                                     27,160       60,956      14,837        39,812        3,636
                                                         -----------------------------------------------   ------------------------
Net increase (decrease) in net assets from contract
  transactions                                                           27,160       60,933      14,837        38,777       (6,067)
                                                         -----------------------------------------------   ------------------------
Total increase (decrease) in net assets                                  29,699       69,700      15,557        44,120       (3,424)

Net assets at beginning of period                                             -       15,557           -        12,205       15,629
                                                         -----------------------------------------------   ------------------------
Net assets at end of period                              $               29,699   $   85,257  $   15,557   $    56,325  $    12,205
                                                         ===============================================   ========================

                                                                  T. ROWE PRICE
                                                               EQUITY SERIES, INC.
                                                         --------------------------------
                                                            MID-CAP GROWTH SUBACCOUNT
                                                         --------------------------------
                                                             YEAR ENDED DECEMBER 31
                                                              2004              2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $      (27,701)   $      (22,248)
  Net realized gain (loss) on investments                         6,755            (3,190)
  Change in unrealized appreciation/depreciation of
    investments                                                 338,763           531,569
                                                         --------------------------------
Net increase (decrease) in net assets from operations           317,817           506,131

Contract transactions:
  Transfers of net premiums                                       1,075               588
  Transfers of surrenders and death benefits                          -           (13,558)
  Transfers of administrative and other charges                     (53)              (62)
  Transfers between subaccounts, including
    Declared Interest Option account                            (23,561)           31,756
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                  (22,539)           18,724
                                                         --------------------------------
Total increase (decrease) in net assets                         295,278           524,855

Net assets at beginning of period                             1,914,538         1,389,683
                                                         --------------------------------
Net assets at end of period                              $    2,209,816    $    1,914,538
                                                         ================================

SEE ACCOMPANYING NOTES.

                                                                          T. ROWE PRICE EQUITY SERIES, INC.
                                                         --------------------------------------------------------------------
                                                                NEW AMERICA GROWTH              PERSONAL STRATEGY BALANCED
                                                                    SUBACCOUNT                          SUBACCOUNT
                                                         --------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                                2004              2003            2004             2003
                                                         --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $         (587)   $         (220)   $           50    $           41
  Net realized gain (loss) on investments                          (247)           (3,934)              348                 1
  Change in unrealized appreciation/depreciation of
    investments                                                   4,862             9,195               410               617
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from operations             4,028             5,041               808               659

Contract transactions:
  Transfers of net premiums                                           -                 -                24               135
  Transfers of surrenders and death benefits                          -            (5,815)             (307)                -
  Transfers of administrative and other charges                     (35)              (40)              (37)              (28)
  Transfers between subaccounts, including
    Declared Interest Option account                                  -            31,756                25             4,551
                                                         --------------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                      (35)           25,901              (295)            4,658
                                                         --------------------------------------------------------------------
Total increase (decrease) in net assets                           3,993            30,942               513             5,317

Net assets at beginning of period                                43,066            12,124             7,476             2,159
                                                         --------------------------------------------------------------------
Net assets at end of period                              $       47,059    $       43,066    $        7,989    $        7,476
                                                         ====================================================================

                                                                  T. ROWE PRICE
                                                                  INTERNATIONAL
                                                                   SERIES, INC.
                                                         --------------------------------
                                                               INTERNATIONAL STOCK
                                                                    SUBACCOUNT
                                                         --------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                              2004              2003
                                                         --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           $           54    $          (14)
  Net realized gain (loss) on investments                          (108)           (1,052)
  Change in unrealized appreciation/depreciation of
    investments                                                   2,988             2,984
                                                         --------------------------------
Net increase (decrease) in net assets from operations             2,934             1,918

Contract transactions:
  Transfers of net premiums                                           -                50
  Transfers of surrenders and death benefits                          -            (1,127)
  Transfers of administrative and other charges                     (20)              (21)
  Transfers between subaccounts, including
    Declared Interest Option account                             16,600                 -
                                                         --------------------------------
Net increase (decrease) in net assets from contract
  transactions                                                   16,580            (1,098)
                                                         --------------------------------
Total increase (decrease) in net assets                          19,514               820

Net assets at beginning of period                                 8,356             7,536
                                                         --------------------------------
Net assets at end of period                              $       27,870    $        8,356
                                                         ================================

                      AMERICAN EQUITY LIFE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Equity Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by American Equity Investment Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account may invest in twenty-nine subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

  SUBACCOUNT                                   INVESTS EXCLUSIVELY IN SHARES OF
  --------------------------------------------------------------------------------------------------
                                               American Century Variable Portfolios, Inc.:
  Ultra                                          VP Ultra(R) Fund
  Vista                                          VP Vista(SM) Fund

                                               Dreyfus Variable Investment Fund:
  Appreciation                                   VIF Appreciation Portfolio
  Developing Leaders                             VIF Developing Leaders Portfolio
  Disciplined Stock                              VIF Disciplined Stock Portfolio
  Dreyfus Growth & Income                        VIF Growth and Income Portfolio
  International Equity                           VIF International Equity Portfolio

  Socially Responsible Growth (1)              Dreyfus Socially Responsible Growth Fund, Inc.

                                               EquiTrust Variable Insurance Series Fund:
  Blue Chip                                      Blue Chip Portfolio
  High Grade Bond                                High Grade Bond Portfolio
  Managed (2)                                    Managed Portfolio
  Money Market                                   Money Market Portfolio
  Strategic Yield                                Strategic Yield Portfolio
  Value Growth                                   Value Growth Portfolio

                                               Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap (2)                         Franklin Small Cap Fund-Class 2
  Franklin Small Cap Value Securities (1)        Franklin Small Cap Value Securities Fund-Class 2
  Franklin U.S. Government                       Franklin U.S. Government Fund-Class 2
  Mutual Shares Securities (2)                   Mutual Shares Securities Fund-Class 2
  Templeton Growth Securities (2)                Templeton Growth Securities Fund-Class 2

  SUBACCOUNT                                   INVESTS EXCLUSIVELY IN SHARES OF
  -----------------------------------------------------------------------------------------
                                               J.P. Morgan Series Trust II:
  Mid-Cap Value (1)                              J.P. Morgan Mid Cap Value Portfolio
  Small Company (2)                              J.P. Morgan Small Company Portfolio

                                               Summit Mutual Funds, Inc. - Pinnacle Series:
  NASDAQ 100 Index (1)                           NASDAQ-100 Index Portfolio
  Russell 2000 Small Cap Index (1)               Russell 2000 Small Cap Index Portfolio
  S&P MidCap 400 Index                           S&P MidCap 400 Index Portfolio

                                               T. Rowe Price Equity Series, Inc.:
  Equity Income                                  Equity Income Portfolio
  Mid-Cap Growth                                 Mid-Cap Growth Portfolio
  New America Growth                             New America Growth Portfolio
  Personal Strategy Balanced                     Personal Strategy Balanced Portfolio

                                               T. Rowe Price International Series, Inc.:
  International Stock                            International Stock Portfolio

   (1) Subaccount commenced operations on October 1, 2001; however, it was inactive through December 31, 2003.
   (2) Subaccount commenced operations October 1, 2001; however it remained inactive through December 31, 2004.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Eligible contract owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

CONTRACTS IN ANNUITIZATION PERIOD

As of December 31, 2004, there are no net assets allocated to contracts in the annuitization period as there are no contracts that have matured and are in the payout stage. Net assets allocated to contracts in the annuitization period will be computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first nine contract years. The amount charged is 8.5% of the amount surrendered during the first contract year and declines by ..5% in each of the next five contract years, 1% in the seventh contract year and by 2% for the next two contract years. No surrender charge is deducted on annual withdrawals up to 10% of the initial premium, if withdrawn in the first contract year, or of the accumulated value as of the most recent prior contract anniversary in subsequent years. After nine full contract years, no surrender charge is deducted.

TRANSFER CHARGE: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2004:

                                                             COST OF        PROCEEDS
SUBACCOUNT                                                  PURCHASES      FROM SALES
--------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
  Ultra                                                    $    52,059    $        734
  Vista                                                              -             249

Dreyfus Variable Investment Fund
  Appreciation                                                   5,892          24,235
  Developing Leaders                                            26,274             468
  Disciplined Stock                                             19,090          19,299
  Dreyfus Growth & Income                                        1,730          18,097
  International Equity                                           8,045             179

Dreyfus Socially Responsible Growth Fund, Inc.
  Socially Responsible Growth                                   27,200             344

EquiTrust Variable Insurance Series Fund
  Blue Chip                                                      4,488          21,634
  High Grade Bond                                                7,960             203
  Money Market                                                  50,667          50,401
  Strategic Yield                                               12,275           4,167
  Value Growth                                                     263              31

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Value Securities                           36,069             232
  Franklin U.S. Government                                     108,399         108,646

J. P. Morgan Series Trust II
  Mid-Cap Value                                                 27,388             373

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

                                                             COST OF        PROCEEDS
SUBACCOUNT                                                  PURCHASES      FROM SALES
--------------------------------------------------------------------------------------
Summit Mutual Funds, Inc.-Pinnacle Series:
  NASDAQ 100 Index                                         $    14,875    $        102
  Russell 2000 Small Cap Index                                  27,211             348
  S&P MidCap 400 Index                                          60,997             618

T. Rowe Price Equity Series, Inc.:
  Equity Income                                                 45,513           5,595
  Mid-Cap Growth                                                 1,074          51,314
  New America Growth                                                25             647
  Personal Strategy Balanced                                     5,178           5,392

T. Rowe Price International Series, Inc.:
  International Stock                                           16,871             237

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2004 and 2003:

                                                                                PERIOD ENDED DECEMBER 31
                                                                        2004                                 2003
                                                         ----------------------------------   ----------------------------------
                                                                                    NET                                  NET
                                                                                  INCREASE                             INCREASE
SUBACCOUNT                                               PURCHASED    REDEEMED   (DECREASE)   PURCHASED    REDEEMED   (DECREASE)
-------------------------------------------------------------------------------------------   ----------------------------------
American Century Variable Portfolios, Inc.:
  Ultra                                                       4,966           2       4,964        1,484           -       1,484
  Vista                                                           -           2          (2)       1,484           -       1,484

Dreyfus Variable Investment Fund:
  Appreciation                                                  530       2,516      (1,986)         531         942        (411)
  Developing Leaders                                          2,202           6       2,196           86         199        (113)
  Disciplined Stock                                               6          23         (17)       4,099       1,317       2,782
  Dreyfus Growth &
    Income                                                      127       1,866      (1,739)       3,681       1,041       2,640

                                                                                PERIOD ENDED DECEMBER 31
                                                         -----------------------------------------------------------------------
                                                                        2004                                 2003
                                                         ----------------------------------   ----------------------------------
                                                                                    NET                                  NET
                                                                                  INCREASE                             INCREASE
SUBACCOUNT                                               PURCHASED    REDEEMED   (DECREASE)   PURCHASED    REDEEMED   (DECREASE)
-------------------------------------------------------------------------------------------   ----------------------------------
Dreyfus Variable Investment Fund (continued):
  International Equity                                          959           4         955            9         157        (148)

Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible
    Growth                                                    2,716           -       2,716            -           -           -

EquiTrust Variable Insurance Series Fund:
  Blue Chip                                                     424       2,402      (1,978)       2,203         361       1,842
  High Grade Bond                                               570           3         567            5       5,179      (5,174)
  Money Market                                                4,883       4,857          26        7,912       7,886          26
  Strategic Yield                                               874         305         569          290       5,041      (4,751)
  Value Growth                                                   20           1          19           26         145        (119)

Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap
    Value Securities                                          3,467           -       3,467            -           -           -
  Franklin U.S.
    Government                                               10,667      10,667           -           91         187         (96)

J. P. Morgan Series Trust II:
  Mid-Cap Value                                               2,716           -       2,716            -           -           -

Summit Mutual Funds, Inc.-Pinnacle Series:
  NASDAQ 100 Index                                            1,487           -       1,487            -           -           -
  Russel 2000 Small
    Cap Index                                                 2,716           -       2,716            -           -           -
  S&P MidCap 400 Index                                        5,640           2       5,638        1,484           -       1,484

T. Rowe Price Equity Series, Inc. :
  Equity Income                                               3,498         415       3,083          329         916        (587)
  Mid-Cap Growth                                                 82       1,779      (1,697)       2,686       1,280       1,406
  New America Growth                                              -           4          (4)       4,040         796       3,244
  Personal Strategy
    Balanced                                                    412         437         (25)         409           2         407

T. Rowe Price International Series, Inc. :
  International Stock                                         2,356           3       2,353           10         202        (192)

6. UNIT VALUES

The following is a summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total return ratios for the years ended December 31, 2004, 2003, 2002 and 2001:

                                                                 AS OF DECEMBER 31
                                                         ----------------------------------   INVESTMENT
                                                                        UNIT                    INCOME     EXPENSE      TOTAL
SUBACCOUNT                                                 UNITS       VALUE     NET ASSETS   RATIO (1)   RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
  Ultra:
    2004                                                      6,448  $    11.17  $   72,026            -%       1.40%       9.19%
    2003 (4)                                                  1,484       10.23      15,183            -        1.40        2.30
  Vista:
    2004                                                      1,482       11.91      17,647            -        1.40       13.97
    2003 (4)                                                  1,484       10.45      15,499            -        1.40        4.50

Dreyfus Variable Investment Fund:
  Appreciation:
    2004                                                      5,767        9.52      54,890         1.47        1.40        3.59
    2003                                                      7,753        9.19      71,224         1.42        1.40       19.51
    2002                                                      8,164        7.69      62,766         1.00        1.40      (17.84)
    2001                                                      9,654        9.36      90,376         0.83        1.40      (10.60)
  Developing Leaders:
    2004                                                      3,666       12.81      46,945         0.29        1.40        9.86
    2003                                                      1,470       11.66      17,139         0.03        1.40       29.84
    2002                                                      1,583        8.98      14,216         0.05        1.40      (20.25)
    2001                                                      6,206       11.26      69,871         0.45        1.40       (7.40)
  Disciplined Stock:
    2004                                                    168,009        8.66   1,455,481         1.39        1.40        6.39
    2003                                                    168,026        8.14   1,368,312         0.88        1.40       21.86
    2002                                                    165,244        6.68   1,104,541         0.69        1.40      (23.74)
    2001                                                    166,836        8.76   1,461,452         0.41        1.40      (14.45)
  Dreyfus Growth & Income:
    2004                                                      4,315        9.94      42,895         1.12        1.40        5.97
    2003                                                      6,054        9.38      56,784         0.93        1.40       24.90
    2002                                                      3,414        7.51      25,650         0.50        1.40      (26.44)
    2001                                                      7,220       10.21      73,681         0.50        1.40       (7.10)
  International Equity:
    2004                                                      1,787        9.39      16,773         5.12        1.40       22.91
    2003                                                        832        7.64       6,355         4.68        1.40       40.96
    2002                                                        980        5.42       5,309         2.61        1.40      (17.13)
    2001                                                      1,526        6.54       9,978         0.88        1.40      (30.13)

                                                                 AS OF DECEMBER 31
                                                         ----------------------------------   INVESTMENT
                                                                        UNIT                    INCOME     EXPENSE      TOTAL
SUBACCOUNT                                                 UNITS       VALUE     NET ASSETS   RATIO (1)   RATIO (2)   RETURN (3)
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Growth:
    2004 (6)                                                  2,716  $    10.13  $   27,516         0.17%       1.40%       1.30%

EquiTrust Variable Insurance Series Fund:
  Blue Chip:
    2004                                                      3,744        9.18      34,377         1.80        1.40        4.56
    2003                                                      5,722        8.78      50,228         1.51        1.40       24.01
    2002                                                      3,880        7.08      27,476         1.76        1.40      (20.18)
    2001                                                      8,664        8.87      76,883         1.54        1.40      (12.52)
  High Grade Bond:
    2004                                                      1,152       13.52      15,583         4.33        1.40        2.81
    2003                                                        585       13.15       7,686         4.47        1.40        4.03
    2002                                                      5,759       12.64      72,817         4.91        1.40        6.85
    2001                                                      5,443       11.83      64,393         6.10        1.40        7.64
  Money Market:
    2004                                                         75       10.34         779         0.66        1.40       (0.58)
    2003                                                         49       10.40         513         0.41        1.40       (0.95)
    2002                                                         23       10.50         246         1.19        1.40       (0.19)
    2001                                                         27       10.52         288         3.02        1.40        1.74
  Strategic Yield:
    2004                                                      1,749       13.43      23,485         5.94        1.40        7.44
    2003                                                      1,180       12.50      14,752         7.07        1.40       10.42
    2002                                                      5,931       11.32      67,131         7.03        1.40        4.04
    2001                                                      5,451       10.88      59,325         7.92        1.40        7.72
  Value Growth:
    2004                                                        119       13.63       1,619         0.94        1.40       10.01
    2003                                                        100       12.39       1,238         2.67        1.40       28.79
    2002                                                        219        9.62       2,107         2.69        1.40      (11.66)
    2001                                                      1,937       10.89      21,093         2.08        1.40        5.52

Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities:
    2004 (6)                                                  3,467       11.83      41,014         0.08        1.40       18.30
  Franklin U.S. Government:
    2004                                                          -       10.18           -            -        1.40        0.20
    2003                                                          -       10.16           -         8.44        1.40       (0.97)
    2002 (5)                                                     96       10.26         980            -        1.40        2.60

                                                                 AS OF DECEMBER 31
                                                         ------------------------------------  INVESTMENT
                                                                        UNIT                     INCOME     EXPENSE      TOTAL
SUBACCOUNT                                                 UNITS       VALUE      NET ASSETS   RATIO (1)   RATIO (2)   RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
J. P. Morgan Series Trust II:
  Mid-Cap Value:
    2004 (6)                                                  2,716  $    11.66  $     31,663        0.31%       1.40%      16.60%

Summit Mutual Funds, Inc.-Pinnacle Series:
  NASDAQ 100 Index:
    2004 (6)                                                  1,487       10.69        15,900           -        1.40        6.90
Russell 2000 Small Cap Index:
    2004 (6)                                                  2,716       10.94        29,699        0.21        1.40        9.40
S&P MidCap 400 Index:
  2004                                                        7,122       11.97        85,257        0.10        1.40       14.11
  2003 (4)                                                    1,484       10.49        15,557           -        1.40        4.90

T. Rowe Price Equity Series, Inc.:
  Equity Income:
    2004                                                      4,087       13.78        56,325        1.88        1.40       13.32
    2003                                                      1,004       12.16        12,205        1.51        1.40       23.83
    2002                                                      1,591        9.82        15,629        1.39        1.40      (14.39)
    2001                                                      4,827       11.47        55,350        1.46        1.40        0.09
  Mid-Cap Growth:
    2004                                                    151,229       14.61     2,209,816           -        1.40       16.69
    2003                                                    152,926       12.52     1,914,538           -        1.40       36.53
    2002                                                    151,520        9.17     1,389,683           -        1.40      (22.35)
    2001                                                    154,191       11.81     1,821,040           -        1.40       (2.32)
New America Growth:
    2004                                                      5,188        9.07        47,059        0.05        1.40        9.41
    2003                                                      5,192        8.29        43,066           -        1.40       33.28
    2002                                                      1,948        6.22        12,124           -        1.40      (29.40)
    2001                                                      3,346        8.81        29,467           -        1.40      (13.03)
Personal Strategy Balanced:
    2004                                                        607       13.16         7,989        2.06        1.40       11.24
    2003                                                        632       11.83         7,476        2.96        1.40       23.10
    2002                                                        225        9.61         2,159        1.81        1.40       (9.00)
    2001                                                      1,059       10.56        11,186        2.88        1.40       (3.83)

                                                                 AS OF DECEMBER 31
                                                         ------------------------------------  INVESTMENT
                                                                        UNIT                     INCOME     EXPENSE      TOTAL
SUBACCOUNT                                                 UNITS       VALUE      NET ASSETS   RATIO (1)   RATIO (2)   RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc.:
  International Stock:
    2004                                                      3,546        7.86        27,870        1.74        1.40       12.29
    2003                                                      1,193        7.00         8,356        1.20        1.40       28.68
    2002                                                      1,385        5.44         7,536        0.78        1.40      (19.41)
    2001                                                      2,026        6.75        13,683        1.95        1.40      (23.38)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced operations during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4) Subaccount commenced operations on October 1, 2001;however, it remained inactive through December 31, 2002.

(5) Subaccount commenced operations on October 31, 2001; however, it remained inactive though December 31, 2001.

(6) Subaccount commenced operations on October 1, 2001; however it remained inactive though December 31, 2003.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
American Equity Investment Life Insurance Company

We have audited the accompanying consolidated balance sheets of American Equity Investment Life Insurance Company (a wholly-owned subsidiary of American Equity Investment Life Holding Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Equity Investment Life Insurance Company at December 31, 2004 and 2003, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP
Des Moines, Iowa
March 14, 2005

                American Equity Investment Life Insurance Company

                           Consolidated Balance Sheets

                                                                                        DECEMBER 31,
                                                                                   2004              2003
                                                                              -------------------------------
                                                                                      (IN THOUSANDS)
ASSETS
Cash and investments:
   Fixed maturity securities:
     Available for sale, at market (amortized cost:
       2004 - $2,669,804; 2003 - $3,663,756)                                  $    2,605,706   $    3,578,001
     Held for investment, at amortized cost (market:
       2004 - $4,005,775; 2003 - $1,717,224)                                       4,098,055        1,827,289
   Equity securities, available for sale, at market
     (cost: 2004 - $33,418; 2003 - $18,177)                                           32,883           17,792
   Mortgage loans on real estate                                                     959,779          608,715
   Derivative instruments                                                            147,945          119,831
   Policy loans                                                                          362              324
   Cash and cash equivalents                                                          13,246           30,291
                                                                              -------------------------------
Total cash and investments                                                         7,857,976        6,182,243

Coinsurance deposits - related party                                               2,068,700        1,926,603
Accrued investment income                                                             44,701           29,386
Deferred policy acquisition costs                                                    713,021          608,197
Deferred sales inducements                                                           159,467           95,467
Deferred income tax asset                                                             65,158           52,657
Other assets                                                                          13,863            9,621

                                                                              -------------------------------
Total assets                                                                  $   10,922,886   $    8,904,174
                                                                              ===============================

                                                                                        DECEMBER 31,
                                                                                   2004              2003
                                                                              -------------------------------
                                                                                   (DOLLARS IN THOUSANDS)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy benefit reserves:
     Traditional life and accident and health insurance products              $       62,073   $       44,497
     Annuity and single premium universal life products                            9,745,896        8,271,377
   Other policy funds and contract claims                                             94,410           60,995
   Amounts due to related party under General Agency Commission and
     Servicing Agreement                                                              35,812           40,601
   Other amounts due to related parties                                               40,253           23,325
   Notes payable to parent                                                            51,000           51,000
   Amounts due under repurchase agreements                                           264,875          108,790
   Other liabilities                                                                 113,475           25,892
                                                                              -------------------------------
Total liabilities                                                                 10,407,794        8,626,477

Stockholder's equity:
   Series Preferred Stock, par value $1 per share - authorized 500,000
     shares                                                                                -                -
   Common stock, par value $1 per share - 4,000,000 shares authorized;
     2,500,000 shares issued and outstanding                                           2,500            2,500
   Additional paid-in capital                                                        446,736          257,174
   Accumulated other comprehensive loss                                              (19,020)         (22,760)
   Retained earnings                                                                  84,876           40,783
                                                                              -------------------------------
Total stockholder's equity                                                           515,092          277,697
                                                                              -------------------------------
Total liabilities and stockholder's equity                                    $   10,922,886   $    8,904,174
                                                                              ===============================

SEE ACCOMPANYING NOTES.

                        Consolidated Statements of Income

                                                                                 YEAR ENDED DECEMBER 31,
                                                                         2004              2003             2002
                                                                    -------------------------------------------------
                                                                                  (DOLLARS IN THOUSANDS)
Revenues:
   Traditional life and accident and health
     insurance premiums                                             $       15,115    $       13,686   $       13,664
   Annuity and single premium universal life product
     charges                                                                22,462            20,452           15,376
   Net investment income                                                   417,087           352,414          304,128
   Realized gains (losses) on sales of investments                             943             6,946             (122)
   Change in fair value of derivatives                                      28,635            52,525          (57,753)
                                                                    -------------------------------------------------
Total revenues                                                             484,242           446,023          275,293

Benefits and expenses:
   Insurance policy benefits and change in future
     policy benefits                                                        13,423            11,824            9,317
   Interest credited to account balances                                   305,762           248,075          183,503
   Change in fair value of embedded derivatives                             (8,567)           66,801           (5,027)
   Interest expense on notes payable to parent                               4,080             4,080            2,780
   Interest expense on amounts due to related party
     under General Agency Commission and Servicing
     Agreement                                                               2,594             3,000            3,596
   Interest expense on amounts due under repurchase
     agreements and other interest expense                                   3,148             1,278            1,777
   Amortization of deferred policy acquisition costs                        67,867            47,450           34,060
   Other operating costs and expenses                                       28,199            23,235           19,110
                                                                    -------------------------------------------------
Total benefits and expenses                                                416,506           405,743          249,116
                                                                    -------------------------------------------------
Income before income taxes                                                  67,736            40,280           26,177

Income tax expense                                                          23,643            14,207            9,210
                                                                    -------------------------------------------------
Net income                                                          $       44,093    $       26,073   $       16,967
                                                                    =================================================

SEE ACCOMPANYING NOTES.

           Consolidated Statements of Changes in Stockholder's Equity

                                                                               ACCUMULATED
                                                              ADDITIONAL          OTHER                              TOTAL
                                                COMMON         PAID-IN        COMPREHENSIVE       RETAINED       STOCKHOLDER'S
                                                STOCK          CAPITAL            LOSS            EARNINGS           EQUITY
                                           ------------------------------------------------------------------------------------
                                                                          (DOLLARS IN THOUSANDS)
Balance at January 1, 2002                 $        2,500   $      132,174   $      (33,531)   $        6,743    $      107,886
Comprehensive income:
   Net income for year                                  -                -                -            16,967            16,967
   Change in net unrealized
     investment gains/losses                            -                -           21,587                 -            21,587
                                                                                                                 --------------
Total comprehensive income                                                                                               38,554
Dividend to parent                                      -                -                -            (5,000)           (5,000)
                                           ------------------------------------------------------------------------------------
Balance at December 31, 2002                        2,500          132,174          (11,944)           18,710           141,440
Comprehensive loss:
   Net income for year                                  -                -                -            26,073            26,073
   Change in net unrealized
     investment gains/losses                            -                -          (10,816)                -           (10,816)
                                                                                                                 --------------
Total comprehensive income                                                                                               15,257
Cash contributions from parent                          -          125,000                -                 -           125,000
Dividend to parent                                      -                -                -            (4,000)           (4,000)
                                           ------------------------------------------------------------------------------------
Balance at December 31, 2003                        2,500          257,174          (22,760)           40,783           277,697
Comprehensive income:
   Net income for year                                  -                -                -            44,093            44,093
   Change in net unrealized
     investment gains/losses                            -                -            3,740                 -             3,740
                                                                                                                 --------------
Total comprehensive income                                                                                               47,833
Cash and security contributions
   from parent                                          -          189,562                -                 -           189,562
                                           ------------------------------------------------------------------------------------
Balance at December 31, 2004               $        2,500   $      446,736   $      (19,020)   $       84,876    $      515,092
                                           ====================================================================================

SEE ACCOMPANYING NOTES.

                      Consolidated Statements of Cash Flows

                                                                                           YEAR ENDED DECEMBER 31
                                                                                  2004              2003              2002
                                                                             --------------------------------------------------
                                                                                           (DOLLARS IN THOUSANDS)
OPERATING ACTIVITIES
Net income                                                                   $       44,093    $       26,073    $       16,967
Adjustments to reconcile net income to net cash provided
  by (used in) operating activities:
    Adjustments related to interest sensitive products:
      Interest credited to account balances                                         305,762           248,075           183,503
      Annuity and single premium universal life product
        charges                                                                     (22,462)          (20,452)          (15,376)
      Change in fair value of embedded derivatives                                   (8,567)           66,801            (5,027)
    Increase in traditional life and accident and health
      insurance reserves                                                             17,576            11,408             7,599
    Policy acquisition costs deferred                                              (168,248)          (89,979)         (152,144)
    Amortization of deferred policy acquisition costs                                67,867            47,450            34,060
    Amortization of discount and premiums on fixed
      maturity securities                                                          (139,075)         (153,747)         (134,981)
    Provision for depreciation and other amortization                                   950               992               926
    Realized losses (gains) on sales of investments                                    (943)           (6,946)              122
    Change in fair value of derivatives                                             (28,635)          (52,525)           57,753
    Deferred income taxes                                                           (14,514)           (2,065)           (9,739)
    Reduction of amounts due to related party under General
      Agency Commission and Servicing Agreement                                     (24,789)          (14,173)          (18,058)
    Changes in other operating assets and liabilities:
    Accrued investment income                                                       (15,315)            7,330           (14,616)
    Receivables from related parties                                                   (372)              677              (374)
    Other policy funds and contract claims                                           33,415            25,351            13,598
    Other amounts due to related parties                                             20,255            14,817             8,438
    Other liabilities                                                                24,809            (2,451)           (8,626)
    Other                                                                                87               408             1,268
                                                                             --------------------------------------------------
Net cash provided by (used in) operating activities                                  91,894           107,044           (34,707)

INVESTING ACTIVITIES
Sales, maturities or repayments of investments:
   Fixed maturity securities - available for sale                            $    1,399,886    $    2,209,090    $    3,527,658
   Fixed maturity securities - held for investment                                1,157,382           869,205                 -
   Equity securities - available for sale                                            23,697            49,904            10,352
   Mortgage loans on real estate                                                     61,553            12,768             3,160
   Derivative instruments                                                           109,371            47,993             9,735
                                                                             --------------------------------------------------
                                                                                  2,751,889         3,188,960         3,550,905

                                                                                           YEAR ENDED DECEMBER 31
                                                                                  2004              2003              2002
                                                                             --------------------------------------------------
                                                                                           (DOLLARS IN THOUSANDS)
Acquisitions of investments:
   Fixed maturity securities - available for sale                            $   (1,281,314)   $   (1,995,255)   $   (4,634,925)
   Fixed maturity securities - held for investment                               (2,315,568)       (1,469,922)         (215,161)
   Equity securities - available for sale                                           (38,645)          (49,170)          (10,055)
   Mortgage loans on real estate                                                   (412,283)         (287,144)         (229,318)
   Derivative instruments                                                          (111,687)          (66,062)          (93,963)
   Policy loans                                                                         (38)              (29)               (4)
                                                                             --------------------------------------------------
                                                                                 (4,159,535)       (3,867,582)       (5,183,426)
Purchases of property, furniture and equipment                                         (535)             (810)             (964)
                                                                             --------------------------------------------------
Net cash used in investing activities                                            (1,408,181)         (679,432)       (1,633,485)

FINANCING ACTIVITIES
Receipts credited to annuity and single premium universal
   life policyholder account balances                                             1,973,971         1,727,008         2,435,230
Coinsurance deposits - related party                                               (202,064)         (649,434)         (837,882)
Return of annuity and single premium universal life
   policyholder account balances                                                   (778,750)         (472,220)         (332,042)
Proceeds from note payable to parent                                                      -                 -            10,000
Increase (decrease) in amounts due under repurchase
   agreements                                                                       156,085          (132,941)          241,731
Decrease in amount due to reinsurer                                                       -           (10,908)           (3,410)
Cash contributions by parent                                                        150,000           125,000                 -
Dividend paid to parent                                                                   -            (4,000)           (5,000)
                                                                             --------------------------------------------------
Net cash provided by financing activities                                         1,299,242           582,505         1,508,627
                                                                             --------------------------------------------------
Increase (decrease) in cash and cash equivalents                                    (17,045)           10,117          (159,565)

Cash and cash equivalents at beginning of year                                       30,291            20,174           179,739
                                                                             --------------------------------------------------
Cash and cash equivalents at end of year                                     $       13,246    $       30,291    $       20,174
                                                                             ==================================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
   Interest on notes payable to parent and amounts due under
     repurchase agreements                                                   $        7,228    $        5,528    $        4,935
                                                                             ==================================================

   Income taxes                                                              $       29,501    $       25,735    $        5,979
                                                                             ==================================================

Non-cash financing and investing activities:
   Premium and interest bonuses deferred as sales inducements                $       75,162    $       31,249    $       28,153
                                                                             ==================================================
   Advances by related party under General Agency Commission
     and Servicing Agreement deferred as policy acquisition
     costs                                                                   $       20,000    $       14,429    $       11,796
                                                                             ==================================================

   Contribution of fixed maturity security from parent                       $       39,562    $            -                 -
                                                                             ==================================================

SEE ACCOMPANYING NOTES.

                American Equity Investment Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

American Equity Investment Life Insurance Company (the Company) is a wholly-owned subsidiary of American Equity Investment Life Holding Company. The Company is licensed to sell insurance products in 48 states and the District of Columbia at December 31, 2004. The Company offers a broad array of annuity and insurance products. The Company's business consists primarily of the sale of index and fixed rate annuities. The Company operates solely in the life insurance business.

CONSOLIDATION AND BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, American Equity Investment Life Insurance Company of New York. All significant intercompany accounts and transactions have been eliminated.

The Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position (SOP) 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" on January 1, 2004. As it applies to the Company, SOP 03-1 established guidance for the accounting and presentation of costs related to sales inducements (first year premium and interest bonuses credited to policyholder account balances). There was no change to the Company's method of accounting for sales inducements; however, the capitalized costs are now separately disclosed in the consolidated balance sheets and the related amortization expense is included in interest credited to account balances in the consolidated statements of income. Prior to 2004, the capitalized costs were included in deferred policy acquisition costs and the amortization expense was included in the amortization of deferred policy acquisition costs. The 2003 and 2002 amounts have been reclassified to conform with the 2004 presentation. The adoption of SOP 03-1 had no effect on net income or stockholder's equity.

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, deferred sales inducements, policyholder liabilities and accruals, valuation of embedded derivatives on index reserves and valuation allowances on deferred tax assets and investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized.

RECLASSIFICATIONS

Certain items appearing in the 2003 and 2002 consolidated financial statements have been reclassified to conform with the current year presentation.

INVESTMENTS

Fixed maturity securities (bonds and redeemable preferred stocks maturing more than one year after issuance) that may be sold prior to maturity are classified as available for sale. Available for sale securities are reported at estimated fair value and unrealized gains and losses, if any, on these securities are included directly in a separate component of stockholder's equity, net of income taxes and certain adjustments, for assumed changes in amortization of deferred policy acquisition costs and deferred sales inducements. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporate prepayment assumptions to estimate the securities' expected lives.

Fixed maturity securities that the Company has the positive intent and ability to hold to maturity are classified as held for investment. Held for investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives.

Equity securities, comprised of common and non-redeemable preferred stocks, are classified as available for sale and reported at market value. Unrealized gains and losses are included directly in a separate component of stockholder's equity, net of income taxes.

Mortgage loans on real estate are reported at cost, adjusted for amortization of premiums and accrual of discounts. If the Company determines that the value of any mortgage loan is impaired, the carrying value of the mortgage loan will be reduced to its fair value, based upon the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or the fair value of the underlying collateral.

Policy loans are reported at unpaid principal.

The carrying amounts of all the Company's investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the Company's carrying amount in the investment is reduced to its estimated fair value and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses and charged to income. Realized gains and losses on sales are determined on the basis of specific identification of investments.

Market values, as reported herein, of fixed maturity and equity securities are based on the latest quoted market prices, or for those fixed maturity securities not readily marketable, at values which are representative of the market values of issues of comparable yield and quality.

DERIVATIVE INSTRUMENTS

Pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows. For derivatives qualifying as hedges of future cash flows, the effective portion of the changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any "ineffective" portion of a hedge is reported in earnings as it occurs.

The Company has index annuity products that guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. A portion of the premium from each policyholder is invested in investment grade fixed income securities to cover the minimum guaranteed value due the policyholder at the end of the contract term. A portion of the premium is used to purchase derivatives consisting of call options on the applicable market indices to fund the index credits due to index annuity policyholders. Substantially all such call options are one year options purchased to match the funding requirements of the underlying policies. The call options are marked to market with the change in fair value included as a component of the Company's revenues. On the respective anniversary dates of the index policies, the index used to compute the annual index credit is reset and the Company purchases new one-year call options to fund the next annual index credit. The Company manages the cost of these purchases through the terms of its index annuities, which permits the Company to change annual participation rates, asset fees and/or caps, subject to guaranteed minimums. By reducing participation rates or caps or increasing asset fees, the Company can limit option costs to budgeted amounts except in cases where the contractual features would prevent further modifications.

The Company's strategy attempts to mitigate any potential risk of loss under these agreements through a regular monitoring process which evaluates the program's effectiveness. The Company is exposed to risk of loss in the event of nonperformance by the counterparties and, accordingly, the Company purchases its option contracts from multiple counterparties and evaluates the creditworthiness of all counterparties prior to purchase of the contracts. At December 31, 2004, all of these options had been purchased from nationally recognized investment banking institutions with a Standard and Poor's credit rating of BBB+ or higher.

Under SFAS No. 133, the future annual index credits on the Company's index annuities are treated as a "series of embedded derivatives" over the expected life of the applicable contract. The Company does not purchase call options to fund the index liabilities which may arise after the next policy anniversary date. The Company must value both the call options and the related forward embedded options in the policies at fair value. The change in fair value for the call options is included in change in fair value of derivatives and the change in fair value adjustment of the embedded options is included in change in fair value of embedded derivatives in the Consolidated Statements of Income.

Amortization of deferred policy acquisition costs and deferred sales inducements increased by $6.4 million in 2004, decreased by $1.7 million in 2003 and increased by $1.4 million in 2002 as a result of the impact of SFAS No. 133.

CASH AND CASH EQUIVALENTS

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

To the extent recoverable from future policy revenues and gross profits, certain costs of producing new business, principally commissions, first-year premium and interest bonuses credited to policyholder account balances and certain costs of policy issuance (including policy issue costs of $6.3 million, $3.8 million and $4.1 million in 2004, 2003 and 2002, respectively) have been deferred and capitalized as deferred policy acquisition costs or deferred sales inducements. For annuity and single premium universal life products, these capitalized costs are being amortized generally in proportion to expected gross profits from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of future gross profits/margins (including the impact of realized investment gains and losses) to be realized from a group of products are revised. Deferred policy acquisition costs and deferred sales inducements are also adjusted for the change in amortization that would have occurred if available for sale fixed maturity securities had been sold at their aggregate market value and the proceeds reinvested at current yields. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

For traditional life and accident and health insurance, deferred policy acquisition costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, principally using the same assumptions for interest, mortality and withdrawals that are used for computing liabilities for future policy benefits subject to traditional "lock-in" concepts.

FUTURE POLICY BENEFITS

Future policy benefit reserves for annuity and single premium universal life products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances. Interest crediting rates for these products ranged from 3.0% to 11.5% in 2004 and 2003 and from 3.0% to 12.0% in 2002. These rates include first-year interest bonuses capitalized as deferred sales inducements.

The liability for future policy benefits for traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality, and other assumptions underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 3.0% to 6.0%. The liabilities for future policy benefits for accident and health insurance are computed using a net level premium method, including assumptions as to morbidity and other assumptions based on the Company's experience, modified as necessary to give effect to anticipated trends and to include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

Unpaid claims include amounts for losses and related adjustment expenses and are determined using individual claim evaluations and statistical analysis. Unpaid claims represent estimates of the ultimate net costs of all losses, reported and unreported, which remain unpaid at December 31 of each year. These estimates are necessarily subject to the impact of future changes in claim severity, frequency and other factors. In spite of the variability inherent in such situations, management believes that the unpaid claim amounts are adequate. The estimates are continuously reviewed and as adjustments to these amounts become necessary, such adjustments are reflected in current operations.

Certain group policies include provisions for annual experience refunds of premiums equal to net premiums received less a 16% administrative fee and less claims incurred. Such amounts (2004 - $0.0 million; 2003 - $0.1 million; and 2002 - $0.3 million) are reported as a reduction of traditional life and accident and health insurance premiums reflected in the consolidated statements of income.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the temporary differences between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period. Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for annuity and single premium universal life products consist of surrender charges assessed against policyholder account balances and mortality and expense charges (single premium universal life products only) during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances (single premium universal life policies only).

Traditional life and accident and health premiums are recognized as revenues over the premium-paying period. Future policy benefits are recognized as expenses over the life of the policy by means of the provision for future policy benefits.

All insurance-related revenues, benefits, losses and expenses are reported net of reinsurance ceded.

PREMIUM AND DEPOSITS BY PRODUCT TYPE

The Company markets index annuities, fixed rate annuities, a variable annuity and life insurance. In connection with its reinsured group life business, the Company also collects renewal premiums on certain accident and health insurance policies. Premiums and deposits (net of coinsurance) collected in 2004, 2003 and 2002, by product category were as follows:

                                                         YEAR ENDED DECEMBER 31
   PRODUCT TYPE                                 2004             2003              2002
   -------------------------------          ------------------------------------------------
                                                         (DOLLARS IN THOUSANDS)
   Index Annuities:
      Index Strategies                      $   1,008,801     $     468,716     $    523,224
      Fixed Strategy                              491,721           201,702          370,496
                                            ------------------------------------------------
                                                1,500,522           670,418          893,720

   Fixed Rate Annuities                           271,385           407,156          703,628

   Life Insurance                                  14,566            13,001           12,958
   Accident and Health                                549               685              706
   Variable Annuities                                 279                26               83
                                            ------------------------------------------------
                                            $   1,787,301     $   1,091,286     $  1,611,095
                                            ================================================

Two national marketing organizations through which the Company markets its products each accounted for more than 10% of the annuity deposits and insurance premium collections during 2004 and 2003. One national marketing organization accounted for more than 10% of the annuity deposits and insurance premium collections during 2002.

STOCK-BASED COMPENSATION

The Company's employees participate in its Parent's incentive stock option plan. The Company is allocated any applicable expenses of this plan. The Parent has elected to follow Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES (APB 25) and related Interpretations in accounting for its employee stock options. Under APB 25, because the exercise price of the Company's employee stock options equals the fair value of the underlying stock on the date of grant, no compensation expense is recognized.

Pro forma information regarding net income is required by SFAS No. 123, ACCOUNTING FOR STOCK-BASED COMPENSATION, as amended by SFAS No. 148, ACCOUNTING FOR STOCK-BASED COMPENSATION - TRANSITION AND DISCLOSURE, and has been determined as if the Parent had accounted for its employee stock options and subscription rights under the fair value method of these statements. The fair value for these options was estimated at the date of grant using a Black-Scholes option valuation model (which is primarily used for public companies) for 2004 and 2003 and a minimum value option pricing model (which is used for non-public companies) for 2002 with the following weighted-average assumptions:

                                                                     YEAR ENDED DECEMBER 31
                                                            2004              2003              2002
                                                        ------------------------------------------------
   Risk-free interest rate                                   3.10%              1.46%            1.45%
   Dividend yield                                               0%                 0%               0%
   Weighted-average expected life                        10 years           10 years          3 years
   Expected volatility                                       24.5%               3.2%             N/A

The minimum value option pricing model is similar to the Black-Scholes option valuation model (which is primarily used for public companies) except that it excludes an assumption for the expected volatility of market price.

For purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period. The Company's pro forma net earnings were as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                            2004              2003             2002
                                                        ------------------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
   Net income, as reported                              $      44,093     $      26,073     $     16,967
   Deduct: Total stock-based employee compensation
     expense determined under fair value based
     method for all awards, net of related tax effect
                                                               (1,125)             (242)            (491)
                                                        ------------------------------------------------
   Net income, pro forma                                $      42,968     $      25,831     $     16,476
                                                        ================================================

COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to stockholder. Other comprehensive income (loss) excludes net realized investment gains (losses) included in net income which merely represent transfers from unrealized to realized gains and losses. These amounts totaled $0.9 million, $6.9 million and $(0.1) million in 2004, 2003 and 2002, respectively. Such amounts, which have been measured through the date of sale, are net of adjustments to deferred policy acquisition costs, deferred sales inducements and income taxes totaling $0.5 million in 2004, $3.6 million in 2003 and $(0.1) million in 2002.

PENDING ACCOUNTING CHANGES

In March 2004, the FASB's Emerging Issues Task Force (EITF) reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). EITF 03-1 provides guidance regarding the meaning of other-than-temporary impairment and its application to investments classified as either available for sale or held to maturity under FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and to equity securities accounted for under the cost method. Included in EITF 03-1 is guidance on how to account for impairments that are solely due to interest rate changes, including changes resulting from increases in sector credit spreads. This guidance was to become effective for reporting periods beginning after June 15, 2004. However, on September 30, 2004, the FASB issued a Staff Position that delays the effective date for the recognition and measurement guidance of EITF 03-1 until additional clarifying guidance is issued. The issuance of this guidance was delayed during the fourth quarter of 2004, with additional discussion of this issue by the FASB planned for 2005. The Company is not able to assess the impact of the adoption of EITF 03-1 until final guidance is issued.

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" ("SFAS 123R"). This standard requires expensing stock options and other share-based payments and supersedes SFAS No. 123, which had allowed companies to choose between expensing stock options or showing proforma disclosure only.

or showing proforma disclosure only. This standard is effective for the Company's Parent as of January 1, 2006 and will apply to all awards granted, modified, cancelled or purchased after that date as well as the unvested portion of prior awards. The Company's Parent will adopt the standard as of the effective date and does not believe it will have a material effect on the financial statements and correspondingly, on expense allocated to the Company.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair values of financial instruments:

   FIXED MATURITY SECURITIES: Quoted market prices, when available, or price matrices for securities which are not actively traded, developed using yield data and other factors relating to instruments or securities with similar characteristics.

   EQUITY SECURITIES: Quoted market prices.

   MORTGAGE LOANS ON REAL ESTATE: Discounted expected cash flows using interest rates currently being offered for similar loans.

   DERIVATIVE INSTRUMENTS: Quoted market prices from related counterparties.

   POLICY LOANS: The Company has not attempted to determine the fair values associated with its policy loans, as management believes any differences between the Company's carrying value and the fair values afforded these instruments are immaterial to the Company's financial position and, accordingly, the cost to provide such disclosure is not worth the benefit to be derived.

   CASH AND CASH EQUIVALENTS: Amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

   ANNUITY AND SINGLE PREMIUM UNIVERSAL LIFE POLICY BENEFIT RESERVES AND COINSURANCE DEPOSITS - RELATED PARTY: Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities), are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value) adjusted as required under SFAS No. 133. The coinsurance deposits related to the annuity benefit reserves have fair values determined in a similar fashion. The Company is not required to and has not estimated the fair value of its liabilities under other contracts.

   AMOUNTS DUE TO RELATED PARTY UNDER GENERAL AGENCY COMMISSION AND SERVICING
   AGREEMENT: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar instruments.

   NOTE PAYABLE TO PARENT AND AMOUNTS DUE UNDER REPURCHASE AGREEMENTS: The amounts reported in the consolidated balance sheets for notes payable to Parent and amounts due under repurchase agreements with variable interest rates approximate their fair values.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                                 DECEMBER 31
                                                                   2004                               2003
                                                     --------------------------------   -------------------------------
                                                        CARRYING         ESTIMATED         CARRYING        ESTIMATED
                                                         AMOUNT          FAIR VALUE         AMOUNT         FAIR VALUE
                                                     --------------------------------   -------------------------------
                                                                          (DOLLARS IN THOUSANDS)
   ASSETS
   Fixed maturity securities:
      Available for sale                             $    2,605,706    $    2,605,706   $    3,578,001   $    3,578,001
      Held for investment                                 4,098,055         4,005,775        1,827,289        1,717,224
   Equity securities, available for sale                     32,883            32,883           17,792           17,792
   Mortgage loans on real estate                            959,779           999,380          608,715          667,341
   Derivative instruments                                   147,945           147,945          119,831          119,831
   Policy loans                                                 362               362              324              324
   Cash and cash equivalents                                 13,246            13,246           30,291           30,291
   Coinsurance deposits - related party                   2,068,700         1,780,862        1,926,603        1,640,639

   LIABILITIES
   Annuity and single premium universal life
      policy benefit reserves                             9,745,896         8,573,784        8,271,377        7,278,813
   Amounts due to related party under General
      Agency Commission and Servicing Agreement              35,812            35,812           40,601           40,601
   Notes payable to Parent                                   51,000            51,000           51,000           51,000
   Amounts due under repurchase agreements                  264,875           264,875          108,790          108,790

3. INVESTMENTS

At December 31, 2004 and 2003, the amortized cost and estimated fair value of fixed maturity securities and equity securities were as follows:

                                                                           GROSS            GROSS
                                                       AMORTIZED        UNREALIZED        UNREALIZED       ESTIMATED
                                                          COST             GAINS            LOSSES         FAIR VALUE
                                                     ------------------------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
   DECEMBER 31, 2004
   Fixed Maturity Securities:
      Available for Sale:
        United States Government and agencies
                                                     $    1,666,796    $          211   $      (58,376)  $    1,608,631
        Public utilities                                     43,297             1,552                -           44,849
        Corporate securities                                262,253             7,223           (6,916)         262,560
        Redeemable preferred stocks                          34,848             1,105             (584)          35,369
        Mortgage and asset-backed securities:
          United States Government and agencies             254,640             2,436              (72)         257,004
          Non-government                                    407,970             4,602          (15,279)         397,293
                                                     ------------------------------------------------------------------
                                                     $    2,669,804    $       17,129   $      (81,227)  $    2,605,706
                                                     ==================================================================
      Held for investment:
        United States Government and agencies
                                                     $    4,022,208    $        2,240   $      (94,520)  $    3,929,928
        Corporate securities                                 75,847                 -                -           75,847
                                                     ------------------------------------------------------------------
                                                     $    4,098,055    $        2,240   $      (94,520)  $    4,005,775
                                                     ==================================================================
   Equity securities, available for sale:
      Non-redeemable preferred stocks                $       30,472    $          331   $         (294)  $       30,509
      Common stocks                                           2,946                 -             (572)           2,374
                                                     ------------------------------------------------------------------
                                                     $       33,418    $          331   $         (866)  $       32,883
                                                     ==================================================================

                                                                           GROSS            GROSS
                                                       AMORTIZED        UNREALIZED        UNREALIZED       ESTIMATED
                                                          COST             GAINS            LOSSES         FAIR VALUE
                                                     ------------------------------------------------------------------
                                                                           (DOLLARS IN THOUSANDS)
   DECEMBER 31, 2003
   Fixed Maturity Securities:
      Available for Sale:
        United States Government and agencies        $    2,554,861    $        1,126   $      (57,686)  $    2,498,301
        Public utilities                                     51,300               724             (189)          51,835
        Corporate securities                                330,993            13,485          (10,753)         333,725
        Redeemable preferred stocks                           8,923             1,156                -           10,079
        Mortgage and asset-backed securities:
          United States Government and agencies             263,040             2,320           (1,258)         264,102
          Non-government                                    454,639             3,045          (37,725)         419,959
                                                     ------------------------------------------------------------------
                                                     $    3,663,756    $       21,856   $     (107,611)  $    3,578,001
                                                     ==================================================================
        Held for investment:
          United States Government and agencies      $    1,751,532    $            -   $     (110,065)  $    1,641,467
          Corporate securities                               75,757                 -                -           75,757
                                                     ------------------------------------------------------------------
                                                     $    1,827,289    $            -   $     (110,065)  $    1,717,224
                                                     ==================================================================
   Equity securities, available for sale:
      Non-redeemable preferred stocks                $       16,182    $           41   $         (132)  $       16,091
      Common stocks                                           1,995                 -             (294)           1,701
                                                     ------------------------------------------------------------------
                                                     $       18,177    $           41   $         (426)  $       17,792
                                                     ==================================================================

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. All of the Company's mortgage-backed and asset-backed securities provide for periodic payments throughout their lives, and are shown below as a separate line.

                                                        AVAILABLE FOR SALE              HELD FOR INVESTMENT
                                                 -----------------------------------------------------------------
                                                   AMORTIZED        ESTIMATED        AMORTIZED        ESTIMATED
                                                     COST           FAIR VALUE         COST           FAIR VALUE
                                                 -----------------------------------------------------------------
                                                                       (DOLLARS IN THOUSANDS)
   Due after one year through five years         $       12,969   $       13,833      $         -   $            -
   Due after five years through ten years               271,365          262,760                -                -
   Due after ten years through twenty years             837,916          812,259          815,914          810,652
   Due after twenty years                               884,944          862,557        3,282,141        3,195,123
                                                 -----------------------------------------------------------------
                                                      2,007,194        1,951,409        4,098,055        4,005,775

   Mortgage-backed and asset-backed securities          662,610          654,297                -                -
                                                 -----------------------------------------------------------------
   Total                                         $    2,669,804   $    2,605,706   $    4,098,055   $    4,005,775
                                                 =================================================================

Net unrealized losses on available for sale fixed maturity securities and equity securities, reported as a separate component of stockholder's equity, were comprised of the following at December 31, 2004 and 2003:

                                                                              DECEMBER 31,
                                                                         2004             2003
                                                                    --------------------------------
                                                                         (DOLLARS IN THOUSANDS)
   Net unrealized losses on available for sale fixed maturity and
      equity securities                                             $      (64,633)   $      (86,140)
   Adjustments for assumed changes in amortization of deferred
      policy acquisition costs and deferred sales inducements               35,041            51,125
   Net unrealized gain and amortization on fixed maturity
      securities transferred from available for sale to held for
      investment                                                               330                 -
   Deferred income tax benefit                                              10,242            12,255
                                                                    --------------------------------
   Net unrealized losses reported as accumulated other
      comprehensive loss                                            $      (19,020)   $      (22,760)
                                                                    ================================

The following table shows the Company's gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2004:

                                           LESS THAN 12 MONTHS             12 MONTHS OR MORE                      TOTAL
                                      ----------------------------    ----------------------------    ----------------------------
                                       ESTIMATED       UNREALIZED      ESTIMATED       UNREALIZED      ESTIMATED       UNREALIZED
                                       FAIR VALUE        LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                                      --------------------------------------------------------------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
   Fixed maturity securities:
      Available for sale:
        United States Government
          and agencies                $  1,106,552    $    (39,208)   $    440,809    $    (19,168)   $  1,547,361    $    (58,376)
        Corporate securities                53,367          (4,042)          5,205          (2,874)         58,572          (6,916)
        Redeemable preferred stocks         19,416            (584)              -               -          19,416            (584)
        Mortgage and asset-backed
        securities                          51,593          (2,032)        217,322         (13,319)        268,915         (15,351)
                                      ----------------------------    ----------------------------    ----------------------------
                                      $  1,230,928    $    (45,866)   $    663,336    $    (35,361)   $  1,894,264    $    (81,227)
                                      ============================    ============================    ============================
      Held for investment:
        United States Government
          and agencies                $  1,781,894    $    (34,138)   $  1,336,616    $    (60,382)   $  3,118,510    $    (94,520)
                                      ----------------------------    ----------------------------    ----------------------------
                                      $  1,781,894    $    (34,138)   $  1,336,616    $    (60,382)   $  3,118,510    $    (94,520)
                                      ============================    ============================    ============================

   Equity securities, available for
     sale:
      Non-redeemable preferred        $      8,424    $       (178)   $      6,066    $       (116)   $     14,490    $       (294)
        stocks
      Common stocks                              -               -           2,373            (572)          2,373            (572)
                                      ----------------------------    ----------------------------    ----------------------------
                                      $      8,424    $       (178)   $      8,439    $       (688)   $     16,863    $       (866)
                                      ============================    ============================    ============================

Approximately 94% of the unrealized losses on fixed maturity securities shown in the above table are on securities that are rated investment grade. These unrealized losses are primarily from the Company's investments in United States Government agencies and United States Government agency mortgage-backed securities. These securities are relatively long in duration and are callable, making the value of such securities very sensitive to changes in market interest rates. Approximately 6% of the unrealized losses on fixed maturity securities shown in the above table are on securities rated below investment grade. The Company reviews all investments on an ongoing basis for credit deterioration. Factors considered in evaluating whether a decline in value is other than temporary include:

   - the length of time and the extent to which the fair value has been less than cost;
   -   the financial condition and near-term prospects of the issuer;
   -   whether the investment is rated investment grade;

   - whether the issuer is current on all payments and all contractual payments have been made as agreed;
   - the Company's intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery;
   -   consideration of rating agency actions;
   -   changes in cash flows of asset-backed and mortgage-backed securities.

The securities in an unrealized loss position are current in respect to payments of interest and principal and the Company has the ability to hold these securities until they recover in fair value.

Components of net investment income are as follows:

                                                        YEAR ENDED DECEMBER 31,
                                              2004             2003               2002
                                         --------------------------------------------------
                                                       (DOLLARS IN THOUSANDS)
   Fixed maturity securities             $      374,442    $      322,247    $      288,087
   Equity securities                              1,362             1,737             1,194
   Mortgage loans on real estate                 52,697            33,241            15,025
   Policy loans                                      26                25                19
   Cash and cash equivalents                        259             1,294             3,471
   Other                                            420               972               495
                                         --------------------------------------------------
                                                429,206           359,516           308,291
   Less investments expenses                    (12,119)           (7,102)           (4,163)
                                         --------------------------------------------------
   Net investment income                 $      417,087    $      352,414    $      304,128
                                         ==================================================

Proceeds from sales of available for sale fixed maturity securities for the years ended December 31, 2004, 2003 and 2002 were $272.7 million, $507.3 million and $1,821.1 million, respectively. Scheduled principal repayments, calls and tenders for available for sale fixed maturity securities for the years ended December 31, 2004, 2003 and 2002 were $1.1 billion, $1.7 billion and $1.7 billion, respectively. Calls of held for investment fixed maturity securities for the years ended December 31, 2004 and 2003 were $1,157.4 million and $869.2 million, respectively. There were no calls of held for investment fixed maturity securities for the year ended December 31, 2002.

Net realized gains (losses) included in revenues for the years ended December 31, 2004, 2003 and 2002 are as follows:

                                                                         YEAR ENDED DECEMBER 31,
                                                                 2004             2003            2002
                                                            ------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
   Available for sale fixed maturity securities:
      Gross realized gains                                  $       13,720   $       19,922   $       19,943
      Gross realized losses                                           (220)          (4,216)          (6,773)
      Writedowns (other than temporary
         impairments)                                              (12,828)          (9,821)         (13,030)
                                                            ------------------------------------------------
                                                                       672            5,885              140
   Equity securities, available for sale                               271            1,061             (262)
                                                            ------------------------------------------------
                                                            $          943   $        6,946   $         (122)
                                                            ================================================

Changes in unrealized appreciation (depreciation) on investments for the years ended December 31, 2004, 2003 and 2002 are as follows:

                                                                         YEAR ENDED DECEMBER 31,
                                                                 2004             2003            2002
                                                            ------------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
   Fixed maturity securities held for investment
      carried at amortized cost                             $       17,785   $     (111,892)  $       44,054
                                                            ------------------------------------------------
   Investments carried at estimated fair value:
      Fixed maturity securities, available for sale         $       21,657   $      (41,985)  $       82,509
      Equity securities, available for sale                           (150)             660             (681)
                                                            ------------------------------------------------
                                                                    21,507          (41,325)          81,828
   Adjustment for effect on other balance sheet
      accounts:
      Deferred policy acquisition costs and deferred
        sales inducements                                          (16,084)          25,541          (49,470)
      Deferred income tax asset                                     (2,013)           5,821          (11,624)
      Net unrealized gain and amortization on fixed
        maturity securities transferred from
        available for sale to held for investment                      330             (853)             853
                                                            ------------------------------------------------
                                                                   (17,767)          30,509          (60,241)
                                                            ------------------------------------------------
   Change in unrealized appreciation (depreciation)
      on investments carried at estimated fair value        $        3,740   $      (10,816)  $       21,587
                                                            ================================================

The Company transferred fixed maturity securities at fair value of $1.2 billion during 2004 and $436.7 million during 2002 from available for sale to held for investment to match its investment objectives, which are to hold these investments to maturity. The unrealized gain on these securities on the date of transfer is included as a separate component of accumulated other comprehensive loss and is being amortized over the lives of the securities. The unrealized gains on the securities transferred during 2004 and 2002 were $1.7 million and $1.0 million, respectively, at the date of transfer. A portion of the securities transferred during 2004 were called for redemption subsequent to the transfer, and all of the securities transferred during 2002 were called for redemption during 2003.

The Company's mortgage loan portfolio totaled $959.8 million and $608.7 million at December 31, 2004 and 2003, respectively, with commitments outstanding of $58.8 million at December 31, 2004. The portfolio consists of commercial mortgage loans diversified as to property type, location and loan size. The loans are collateralized by the related properties.

The Company's mortgage lending policies establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type. The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                       DECEMBER 31
                                                          2004                             2003
                                             ------------------------------   ------------------------------
                                                CARRYING                         CARRYING
                                                 AMOUNT         PERCENT           AMOUNT         PERCENT
                                             ------------------------------   ------------------------------
                                                                  (DOLLARS IN THOUSANDS)
   GEOGRAPHIC DISTRIBUTION
   East                                      $      196,805            20.5%  $      115,817            19.0%
   Middle Atlantic                                   80,098             8.3%          56,563             9.3%
   Mountain                                         148,608            15.5%          79,777            13.1%
   New England                                       50,624             5.3%          38,539             6.3%
   Pacific                                           84,860             8.8%          42,327             7.0%
   South Atlantic                                   166,606            17.4%         105,635            17.4%
   West North Central                               165,041            17.2%         125,163            20.5%
   West South Central                                67,137             7.0%          44,894             7.4%
                                             ------------------------------   ------------------------------
   Total                                     $      959,779           100.0%  $      608,715           100.0%
                                             ==============================   ==============================
   PROPERTY TYPE DISTRIBUTION
   Office                                    $      296,995            30.9%  $      145,490            23.9%
   Medical Office                                    65,396             6.8%          55,314             9.1%
   Retail                                           218,133            22.7%         163,434            26.8%
   Industrial/Warehouse                             236,835            24.7%         162,943            26.8%
   Hotel                                             25,652             2.7%          20,819             3.4%
   Apartment                                         44,984             4.7%          29,565             4.9%
   Mixed use/other                                   71,784             7.5%          31,150             5.1%
                                             ------------------------------   ------------------------------
   Total                                     $      959,779           100.0%  $      608,715           100.0%
                                             ==============================   ==============================

At December 31, 2004, fixed maturity securities and short-term investments with an amortized cost of $2.0 million were on deposit with state agencies to meet regulatory requirements. There are no restrictions on these assets.

At December 31, 2004, the only investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) that exceeded 10% of stockholder's equity was FBL Capital Trust I with an estimated fair value and amortized cost of $75.8 million.

4. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

An analysis of deferred policy acquisition costs is presented below for the years ended December 31, 2004 and 2003:

                                                                         2004              2003
                                                                    --------------------------------
                                                                         (DOLLARS IN THOUSANDS)
   Balance at beginning of year                                     $      608,197    $      532,656
   Costs deferred during the year                                          188,248           104,408
   Amortized to expense during the year                                    (67,867)          (47,450)
   Effect of unrealized losses                                             (15,557)           18,583
                                                                    --------------------------------
   Balance at end of year                                           $      713,021    $      608,197
                                                                    ================================

An analysis of deferred sales inducements is presented below for the years ended December 31, 2004 and 2003:

                                                                         2004              2003
                                                                    --------------------------------
                                                                             (DOLLARS IN THOUSANDS)
   Balance at beginning of year                                     $       95,467    $       62,794
   Costs deferred during the year                                           75,162            31,249
   Amortized to expense during the year                                    (10,632)           (5,532)
   Effect of unrealized losses                                                (530)            6,956
                                                                    --------------------------------
   Balance at end of year                                           $      159,467    $       95,467
                                                                    ================================

5. REINSURANCE AND POLICY PROVISIONS

COINSURANCE

The Company has entered into two coinsurance agreements with EquiTrust Life Insurance Company ("EquiTrust"), an affiliate of Farm Bureau Life Insurance Company ("Farm Bureau") covering 70% of certain of the Company's fixed rate and index annuities issued from August 1, 2001 through December 31, 2001, 40% of those contracts issued during 2002 and 2003 and 20% of those contracts issued from January 1, 2004 to July 31, 2004, when the agreement was suspended by mutual consent of the parties. As a result of the suspension, new business will no longer be ceded to EquiTrust until the parties mutually agree to resume the coinsurance of new business. The business reinsured under these agreements is not eligible for recapture before the expiration of 10 years. As of December 31, 2004, Farm Bureau beneficially owned 14.4% of the parent's common stock.

Total annuity deposits ceded were $202.1 million, $649.4 million and $837.9 million for the years ended December 31, 2004, 2003 and 2002, respectively. Expense allowances received were $22.6 million, $65.6 million and $99.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. Coinsurance deposits (aggregate policy benefit reserves transferred to EquiTrust under these agreements) with EquiTrust were $2.1 billion and $1.9 billion at December 31, 2004 and 2003, respectively. The Company remains liable with respect to the policy liabilities ceded to EquiTrust should EquiTrust fail to meet the obligations it has assumed. None of the coinsurance deposits with EquiTrust are deemed by management to be uncollectible. The balance due under these agreements to EquiTrust was $32.0 million at December 31, 2004 and $22.6 million at December 31, 2003, and represents the market value of the call options related to the ceded business held by the Company to fund the index credits and cash due to or from EquiTrust related to the transfer of annuity deposits.

During 1998, the Company entered into a modified coinsurance agreement to cede 70% of its variable annuity business to EquiTrust. Under this agreement, the Company paid EquiTrust $0.2 million for each of the years ended December 31, 2004, 2003 and 2002. The modified coinsurance agreement will continue until termination by written notice at the election of either party. Any such termination will apply to the submission or acceptance of new policies, and business reinsured under the agreement prior to any such termination is not eligible for recapture before the expiration of 10 years. EquiTrust (or one of its affiliates) provides the administrative support necessary to manage this business.

FINANCIAL REINSURANCE

The Company has entered into two reinsurance transactions with Hannover Life Reassurance Company of America ("Hannover"), which are treated as reinsurance under statutory accounting practices and as financial reinsurance under accounting principles generally accepted in the United States ("GAAP"). The first transaction became effective November 1, 2002 (the "2002 Hannover Transaction") and the second transaction became effective September 30, 2003 (the "2003 Hannover Transaction"). The agreements for these transactions include a coinsurance segment and a yearly renewable term segment reinsuring a portion of death benefits payable on certain annuities issued from January 1, 2002 to December 31, 2002 (2002 Hannover Transaction) and issued from January 1, 2003 to September 30, 2003 (2003 Hannover Transaction). The coinsurance segments provide reinsurance to the extent of 6.88% (2002 Hannover Transaction) and 13.41% (2003 Hannover Transaction) of all risks associated with the Company's annuity policies covered by these reinsurance agreements. The 2002 Hannover Transaction provided $29.8 million in net statutory surplus benefit during 2002 and the 2003 Hannover Transaction provided $29.7 million in net statutory surplus benefit during 2003. The statutory surplus benefits provided by these agreements were reduced by $13.1 million in 2004 and $6.8 million in 2003. The remaining statutory surplus benefit under these agreements will be reduced in the following years as follows: 2005 - $11.6 million; 2006 - $12.4 million; 2007 - $13.2 million; 2008 - $6.2 million. Risk charges attributable to the 2003 and 2002 Hannover Transactions of $2.2 million, $1.6 million and $0.2 million were incurred during 2004, 2003 and 2002, respectively.

The statutory surplus benefit provided by the 2003 Hannover Transaction replaced the statutory surplus benefit previously provided by a financial reinsurance agreement entered into during 2001 with a subsidiary of Swiss Reinsurance Company ("Swiss Re"). The Company terminated this agreement and recaptured all reserves subject to this agreement effective September 30, 2003. The Swiss Re agreement was treated as reinsurance under statutory accounting requirements and as financial reinsurance under GAAP. An amount due to reinsurer ($10.9 million at December 31, 2002) was recorded under GAAP equal to the amount of the expense allowance received and was being repaid ratably over a five-year period. The termination of this agreement resulted in the full repayment of the amount due to reinsurer. The agreement bore interest at the ninety day London Interbank Offered Rate ("LIBOR") plus 140 basis points. Risk charges and interest expense incurred on the cash portion of the surplus benefit provided by the agreement were $0.2 million and $0.6 million for the years ended December 31, 2003 and 2002, respectively. This agreement provided an initial statutory surplus benefit of $35.0 million in 2001. The statutory surplus benefit remaining at January 1, 2003 was $30.9 million, all of which was eliminated upon termination of the agreement.

INDEMNITY REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid under its life and accident and health insurance products by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured. Reinsurance contracts do not relieve the Company of its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers, and monitors concentrations of credit risk. No allowance for uncollectible amounts has been established against the Company's asset for amounts receivable from other insurance companies since none of the receivables are deemed by management to be uncollectible.

6. INCOME TAXES

The Company files a consolidated federal income tax return with its Parent. Under the terms of a tax-sharing agreement, the Company computes federal income tax as if it were filing a separate tax return. Amounts due (to) from the Company's Parent related to federal income taxes were $(7.9) million and $0.7 million at December 31, 2004 and 2003, respectively, and are included in other amounts due to related parties in the consolidated balance sheets.

The Company's income tax expense is as follows:

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                    2004         2003        2002
                                                                 ------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
   Consolidated statement of income:
     Current income taxes                                        $   38,157   $   16,272   $   18,949
     Deferred income taxes                                          (14,514)      (2,065)      (9,739)
                                                                 ------------------------------------
   Total income tax expense included in consolidated
     statement of income                                             23,643       14,207        9,210

   Stockholders equity:
     Expense (benefit) relating in net unrealized
        investment gains/losses                                       2,013       (5,821)      11,624
                                                                 ------------------------------------
   Total income tax expense included in consolidated
     financial statements                                        $   25,656   $    8,386   $   20,834
                                                                 ====================================

Income tax expense in the consolidated statements of income differed from the amount computed at the applicable statutory federal income tax rate (35%) as follows:

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                                    2004         2003        2002
                                                                 ------------------------------------
                                                                        (DOLLARS IN THOUSANDS)
   Income before income taxes                                    $   67,736   $   40,280   $   26,177
                                                                 ====================================

   Income tax expense on income before income taxes              $   23,708   $   14,098   $    9,162
   Reconciling items, all of which are individually
      insignificant                                                     (65)         109           48
                                                                 ------------------------------------
   Income tax expense                                            $   23,643   $   14,207   $    9,210
                                                                 ====================================
   Effective tax rate                                                  34.9%        35.3%        35.2%
                                                                 ====================================

Deferred income tax assets or liabilities are established for temporary differences between the financial reporting amounts and tax bases of assets and liabilities that will result in deductible or taxable amounts, respectfully, in future years.

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities at December 31, 2004 and 2003, areas:

                                                                           DECEMBER 31
                                                                       2004           2003
                                                                   ---------------------------
                                                                     (DOLLARS IN THOUSANDS)
   Deferred income tax assets:
      Policy benefit reserves                                      $    325,285   $    252,950
      Unrealized depreciation of fixed maturity securities               10,242         12,255
      Other                                                               1,634            997
                                                                   ---------------------------
                                                                        337,161        266,202
   Deferred income tax liabilities:
      Accrued discount on fixed maturity securities                      (7,091)       (15,354)
      Deferred policy acquisition costs and deferred sales
        inducements                                                    (259,303)      (195,986)
      Amount due to reinsurer                                            (5,303)        (1,907)
      Other                                                                (306)          (298)
                                                                   ---------------------------
                                                                       (272,003)      (213,545)
                                                                   ---------------------------
   Net deferred income tax asset                                   $     65,158   $     52,657
                                                                   ===========================

In the opinion of the Company's management, realization of its deferred income tax assets is more likely than not based on expectations as to the Company's future taxable income and considering all other available evidence, both positive and negative. Therefore, no valuation allowance against deferred tax assets has been established.

7. NOTES PAYABLE TO PARENT

Through December 31, 2004, the Company has borrowed $51 million from its Parent company in the form of surplus notes. The notes call for the Company to pay the principal amount of the note and interest at an 8% annual rate. Any scheduled payment of interest or repayment of principal may be paid only out of the Company's earnings, subject to approval by the Insurance Division, Department of Commerce, of the State of Iowa. Interest payable on these notes was $0.2 million for each of the years ended December 31, 2004 and 2003, respectively.

8. GENERAL AGENCY COMMISSION AND SERVICING AGREEMENT

The Company has a General Agency Commission and Servicing Agreement ("Servicing Agreement") with American Equity Investment Service Company (the Service Company), wholly-owned by David J. Noble, Chairman, Chief Executive Officer and President of the Company whereby the Service Company acts as a national supervisory agent with responsibility for paying commissions to agents of the Company. Under the terms of the Servicing Agreement, as amended, the Service Company has paid a portion (ranging from 13.5% to 100%) of the agents' commissions for certain annuity policies issued during 1997 - 1999 and 2002 - 2004. In return, the Company has paid and agreed to pay quarterly renewal commissions to the Service Company ranging from .0975% to .375% based upon the account values of the applicable annuity policies issued during those years. No renewal commission is paid unless the underlying policy is in force on the date renewal commissions are calculated pursuant to the terms of the Servicing Agreement.

The company records a liability to the Service Company for the amounts paid by the Service Company to the Company's agents and capitalizes such amounts as deferred policy acquisition costs. For all years except 2004, renewal commissions are capped and interest expense is computed at a 9% imputed interest rate. The liability to the Service Company for policies issued during 2004 was created on December 31, 2004 and quarterly renewal commissions are payable for five years. The effective interest rate based upon the estimated future renewal commissions for these policies as of December 31, 2004 is 14.8%. Actual renewal commission payments may vary from expected based upon the persistency and account value growth of the covered policies.

During the years ended December 31, 2004, 2003 and 2002, the Service Company paid $20.0 million, $14.4 million and $11.8 million, respectively, to agents of the Company and the Company paid renewal commissions to the Service Company of $28.1 million, $22.1 million and $21.7 million, respectively. Estimated future payments under the Servicing Agreement at December 31, 2004 are as follows (Dollars in thousands):

   Year ending December 31:
      2005                                                                                    $ 22,732
      2006                                                                                       5,891
      2007                                                                                       5,659
      2008                                                                                       5,436
      2009                                                                                       5,221
                                                                                              --------
                                                                                                44,939
   Amounts representing interest                                                                (9,127)
                                                                                              --------
   Net amount Year ending December 31:                                                        $ 35,812
                                                                                              ========

As a source of funding its portion of producing agents' commissions, the Service Company borrowed funds from Nr. Noble and a third party. The amount payable to Mr. Noble by the Service Company at December 31, 2004 and 2003 was $3.0 million and $14.3 million, respectively. As an alternate source of funds for such first year commissions, the Service Company borrowed funds from the Company's Parent. The amount payable to the Company's Parent by the Service Company at December 31, 2004 and 2003 was $16.2 million and $27.9 million, respectively.

9. RETIREMENT PLAN AND STOCK COMPENSATION PLANS

The Company has adopted a contributory defined contribution plan which is qualified under Section 401(k) of the Internal Revenue Code. The plan covers substantially all full-time employees of the Company, subject to minimum eligibility requirements. Employees can contribute up to 15% of their annual salary (with a maximum contribution of $13,000 in 2004, $12,000 in 2003 and $11,000 in 2002) to the plan. The Company contributes an additional amount, subject to limitations, based on the voluntary contribution of the employee. Further, the plan provides for additional employer contributions based on the discretion of the Board of Directors. Plan contributions charged to expense were $0.2 million for the year ended December 31, 2004 and $0.1 million for each of the years ended December 31, 2003 and 2002.

The Company's Parent has entered into deferred compensation arrangements with certain officers, directors, and consultants, whereby these individuals have agreed to take the Parent's common stock at a future date in lieu of current cash payments. The common stock is to be issued in conjunction with a "trigger event", as that term is defined in the individual agreements. To the extent that services rendered are for the benefit of the Company, the Company will record the related compensation expense associated with the arrangements. No compensation expense was recognized by the Company in 2004, 2003, or 2002 in connection with these arrangements although the Company has an other liability recorded of $0.1 million at December 31, 2004 and 2003 for the services rendered prior to 1999.

During 1997, the Company established the American Equity Investment NMO Deferred Compensation Plan whereby agents can earn common stock of the Company's Parent in addition to their normal commissions. Awards are calculated using formulas determined annually by the Company's Board of Directors and are generally based upon new annuity deposits. For the years ended December 31, 2004, 2003, and 2002, agents earned the right to receive 414,117 shares, 325,370 shares and 692,439 shares of the Parent's common stock, respectively. These shares will be distributed at the end of the vesting and deferral period of 9 years. A portion of the awards may be subject to forfeiture if certain production levels are not met over the remaining vesting period. The Company recognizes commission expense as the awards vest. For the years ended December 31, 2004, 2003 and 2002, agents vested in 449,869 shares, 405,796 shares and 476,918 shares of the Parent's common stock, respectively, and the Company recorded commission expense (which was subsequently capitalized as deferred policy acquisition costs) of $4.9 million, $2.6 million, and $2.6 million, respectively, under these plans. Amounts accrued are reported as other liabilities until stock has been issued.

The Company's Parent has a 1996 Stock Option Plan and a 2000 Employee Stock Option Plan whereby employees may be granted options to purchase shares the Parent's common stock. All options granted under the 2000 plan have 10 year terms, and a sixth month vesting period after which they become fully exercisable. All options granted under the 1996 plan have 10 year terms and are vested and exercisable. The Parent has elected to follow APB 25 and related Interpretations in accounting for its employee stock options.

To the extent that options are issued to employees of the Company, any compensation expense related to the options would be recognized by the Company. Under APB 25, because the exercise price of the Company's employee stock options equals the fair value of the underlying stock on the date of grant, no compensation expense is recognized.

10. STATUTORY FINANCIAL INFORMATION

Prior approval of regulatory authorities is required for the payment of dividends to the Company's Parent which exceed an annual limitation. During 2005, the Company could pay dividends to its Parent of approximately $60.9 million without prior approval from regulatory authorities.

Statutory accounting practices prescribed or permitted by regulatory authorities for the Company and its subsidiary differ from generally accepted accounting principles. Consolidated net income (loss) for the Company and its subsidiary as determined in accordance with statutory accounting practices was $47.7 million, $25.4 million and $26.0 million in 2004, 2003 and 2002, respectively, and consolidated total statutory capital and surplus of the Company and its subsidiary was $608.9 million and $374.6 million at December 31, 2004 and 2003, respectively.

11. COMMITMENTS AND CONTINGENCIES

The Company leases its home office space and certain other equipment under operating leases, which expire through December 2008. During the years ended December 31, 2004, 2003 and 2002, rent expense totaled $1.0 million in each of these years. At December 31, 2004, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are (dollars in thousands):

   Year ending December 31:
        2005                                                                                  $  1,030
        2006                                                                                       577
        2007                                                                                       126
        2008                                                                                        68
        2009                                                                                         5
                                                                                              --------
                                                                                              $  1,806
                                                                                              ========

Assessments are, from time to time, levied on the Company by life and health guaranty associations by most states in which the Company is licensed to cover losses to policyholders of insolvent or rehabilitated companies. During 2004, the Company paid $0.6 million in assessments related to the insolvency of London Pacific Life and Annuity Company and established a reserve for future assessments related to this insolvency of $1.2 million. The Company believes the reserve for guaranty fund assessment is sufficient to provide for future assessments based upon known insolvencies.

In recent years, companies in the life insurance and annuity business have faced litigation, including class action lawsuits alleging improper product design, improper sales practices and similar claims. The Company is currently a defendant in several purported class action lawsuits filed in state courts alleging improper sales practices. In these lawsuits, the plaintiffs are seeking returns of premiums and other compensatory and punitive damages. The Company has reached a final settlement in one of these cases, the impact of which is expected to be immaterial. The class was certified as such incident to the settlement in that case. No class has been certified in any of the other pending cases at this time. Although the Company has denied all allegations in these lawsuits and intends to vigorously defend against them, the lawsuits are in the early stages of litigation and neither their outcomes nor a range of possible outcomes can be determined at this time. However, the Company does not believe that these lawsuits will have a material adverse effect on its business, financial condition or results of operations.

In addition, the Company is from time to time subject to other legal proceeding and claims in the ordinary course of business, none of which management believe are likely to have a material adverse effect on our financial position, results of operations or cash flows. There can be no assurance that such litigation, or any future litigation, will not have a material adverse effect on the Company's financial position, results of operations or cash flows.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a)(1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information as indicated therein.

     (2)  Financial Statement Schedules I, III, IV.(7)
          Schedule I--Summary of Investments
          Schedule III--Supplementary Insurance Information
          Schedule IV--Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission not required under the related instructions or are inapplicable and therefore have been omitted.

All required financial statements are included in Part B.

     (b)  Exhibits
          (1) Certified resolution of the board of directors of American Equity Investment Life Insurance Company (the "Company") establishing American Equity Life Annuity Account (the "Account").(1)
          (2) Not Applicable.
          (3) (a) Form of Underwriting agreement among the Company, the Account and American Equity Capital, Inc.(3)
              (b) Form of Sales Agreement.(2)
              (c) Form of Wholesaling Agreement.(2)
          (4) (a) Contract Form.(1)
              (b) Variable Settlement Agreement.(4)
              (c) Incremental Death Benefit Rider.(5)
          (5) Contract Application.(2)
          (6) (a) Articles of Incorporation of the Company.(1)
              (b) By-Laws of the Company.(1)
          (7) Not Applicable.
          (8) (a) Participation agreement relating to EquiTrust Variable Insurance Series Fund.(2)
              (a)(1) Amended Schedule to Participation Agreement.(6)
              (b) Participation agreement relating to Dreyfus Variable
                  Investment Fund.(2)

              (b)(1) Amended Schedule to Participation Agreement.(7)

              (c) Participation agreement relating to T. Rowe Price Equity
                  Series, Inc. and T. Rowe Price International Series, Inc.(2)

              (d) Participation agreement relating to American Century Funds.(7)
              (d)(1) Amendment to Shareholder Services Agreement.(7)


              (e) Participation agreement relating to Franklin Templeton Funds.
                  (6)
              (e)(1) Amendment to Participation Agreement.(7)

              (f) Participation agreement relating to JP Morgan Series Trust II.
                  (6)
              (g) Participation agreement relating to Summit Pinnacle Series.(6)
          (9) Opinion and Consent of Whitfield & Eddy, P.L.C.(7)

         (10) (a) Consent of Sutherland Asbill & Brennan LLP.(7)

              (b) Consent of Ernst & Young LLP.(7)
              (c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA,
                  Consulting Actuary.(7)
         (11) Not Applicable.

         (12) Not Applicable.
         (13) Not Applicable.

         (14) Powers of Attorney.(1)


----------
(1) Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-46593) on February 19, 1998.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-46593) filed on June 9, 1998.

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-46593) filed on April 30, 1999.
(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-46593) filed on February 25, 2000.

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-46593) filed on February 23, 2001.

(6) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-46593) filed with the Securities and Exchange Commission on September 27, 2001.


(7) Filed herein.


ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY


NAME AND PRINCIPAL BUSINESS
ADDRESS*                             POSITIONS AND OFFICES**
--------------------------------------------------------------------------------------------------------
David J. Noble                         Chairman, Chief Executive Officer and Director, American Equity
                                       Investment Life Insurance Company.

Kevin R. Wingert                       President and Director, American Equity Investment Life Insurance
                                       Company.

James M. Gerlach                       Executive Vice President, Chief Marketing Officer and Director,
                                       American Equity Investment Life Insurance Company.

Terry A. Reimer                        Executive Vice President, Chief Operating Officer, Treasurer and
                                       Director, American Equity Investment Life Insurance Company.

Debra J. Richardson                    Senior Vice President, Corporate Secretary and Director, American
                                       Equity Investment Life Insurance Company.

Jack Schroeder                         Vice Chairman and Director, American Equity Investment Life
                                       Insurance Company.

David S. Mulcahay                      Director, Americn Equity Investment Life Insurance Company;
P.O. Box 758                           Principal, MABSCO Capital Inc.; Chairman, Monarch Holdings, Inc.
Waukee, IA 50263

William J. Oddy                        Director, American Equity Investment Life Insurance Company;
5400 University Avenue.                Chief Executive Officer and Management Director, FBL Financial
West Des Moines, IA 50266              Group, Inc.


     * The principal business address of each person listed, unless otherwise indicated, is 5000 Westown Parkway, Suite 440, West Des Moines, Iowa 50266.

     ** The principal occupation shown reflects the principal employment of each individual during the past five years. Corporate positions may, in some instances, have changed during the period.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by American Equity Investment Life Holding Company. This Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

                 AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY
                                 OWNERSHIP CHART

                                    01/01/05


                                           |--------------------------|
                                           |American Equity Investment|
                                           |   Life Holding Company   |
                                           |  (an Iowa corporation)   |
                                           |--------------------------|
                                                        |
          --------------------------------------------------------------------------------------------------
          |                                             |          |                                       |
|---------------------|                                 | |------------------|                     |---------------|
|   American Equity   |                                 | | American Equity  |                     |American Equity|
|   Investment Life   |                                 | | Properties, L.C. |                     | Capital, Inc. |
|      Insurance      |                                 | | (an Iowa limited |                     |   (an Iowa    |
|       Company       |                                 | |liability company)|                     | corporation)  |
|(an Iowa corporation)|                                 | |------------------|                     |---------------|
|---------------------|                                 |
          |                                             |
|------------------|                                    |
| American Equity  |                                    |
| Investment Life  |                                    |
|Insurance Company |                                    |
|of New York (a New|                                    |
|York corporation) |                                    |
|------------------|                                    |
                                                        |
       ---------------------------------------------------------------------------------------------------
       |                  |                   |                   |                  |                   |
|---------------| |----------------| |-----------------| |----------------| |-----------------| |------------------|
|American Equity| |American Equity | | American Equity | |American Equity | | American Equity | | American Equity  |
|Capital Trust I| |Capital Trust II| |Capital Trust III| |Capital Trust IV| |Capital Trust VII| |Capital Trust VIII|
|  (a Delaware  | |  (a Delaware   | |   (a Delaware   | |  (a Delaware   | |   (a Delaware   | |   (a Delaware    |
|business trust)| |business trust) | | business trust) | |business trust) | | business trust) | | business trust)  |
|---------------| |----------------| |-----------------| |----------------| |-----------------| |------------------|

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 19, 2005, there were 13 Qualified Contract Owners 18
Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) American Equity Capital, Inc. is the registrant's principal underwriter.

(b) Officers and Directors of American Equity Capital, Inc.

NAME AND PRINCIPAL BUSINESS
ADDRESS*                             POSITIONS AND OFFICES
------------------------------------------------------------------------------------
Kevin Wingert                        President and Director

Terry A. Reimer                      Chief Financial Officer, Treasurer and Director

Ronald Grensteiner                   Vice President--Marketing

Harley A. Whitfield, Jr.             Chief Compliance Officer and Director

Judith Z. Karcher                    Assistant Compliance Officer

Wendy L. Carlson                     Secretary

* The principal business address of all of the persons listed above is 5000 Westown Parkway, Suite 440, West Des Moines, Iowa 50266.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                     NET UNDERWRITING
NAME OF PRINCIPAL     DISCOUNTS AND     COMPENSATION ON   BROKERAGE
UNDERWRITER            COMMISSIONS        REDEMPTION      COMMISSION   COMPENSATION
-----------------------------------------------------------------------------------
American Equity
Capital, Inc.             NA                  NA          $  9,368          NA

ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5000 Westown Parkway, Suite 440, West Des Moines, Iowa 50266 or 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American Equity Life Annuity Account certifies that it meets all requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 28th day of April, 2005.


                                       AMERICAN EQUITY INVESTMENT
                                       LIFE INSURANCE COMPANY
                                       AMERICAN EQUITY LIFE ANNUITY ACCOUNT

                                       By:            /s/ D. J. NOBLE
                                            ------------------------------------
                                                        D. J. Noble
                                                         CHAIRMAN
                                                 American Equity Investment
                                                   Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


                   SIGNATURE                                       TITLE                            DATE
                   ---------                                       -----                            ----
                /s/ D. J. NOBLE                    Chairman and Director [Principal             April 28, 2005
-----------------------------------------------      Executive Officer]
                  D. J. Noble

              /s/ TERRY A. REIMER                  Chief Financial Officer and                  April 28, 2005
-----------------------------------------------      Director [Principal Financial
                Terry A. Reimer                      Officer] [Principal Accounting Officer]

                       *
-----------------------------------------------    President and Director                       April 28, 2005
                 Kevin Wingert

                       *
-----------------------------------------------    Director                                     April 28, 2005
               James M. Gerlach

                       *
-----------------------------------------------    Director                                     April 28, 2005
               David S. Mulcahy

                       *
-----------------------------------------------    Director                                     April 28, 2005
                William J. Oddy

                       *
-----------------------------------------------    Director                                     April 28, 2005
              Debra J. Richardson

                       *
-----------------------------------------------    Director                                     April 28, 2005
               Jack W. Schroeder


*By:          /s/ DEBRA J. RICHARDSON
      -----------------------------------------
              Debra J. Richardson
      PURSUANT TO POWER OF ATTORNEY

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